Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Mar. 22, 2013	Jul. 12, 2012
Document and Entity Information
Entity Registrant Name	Georgetown Bancorp, Inc.
Entity Central Index Key	0001542299
Document Type	10-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 17.7
Entity Common Stock, Shares Outstanding		1,944,447
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 2,228	$ 9,598
Short-term investments	4,561	9,485
Total cash and cash equivalents	6,789	19,083
Securities available for sale, at fair value	8,184	4,174
Securities held to maturity, at amortized cost (fair value of $1,731,000 at December 31, 2012 and $2,506,000 at December 31, 2011)	1,594	2,322
Federal Home Loan Bank stock, at cost	2,861	3,111
Loans held for sale	2,606	769
Loans, net of allowance for loan losses of $1,780,000 at December 31, 2012 and $1,824,000 at December 31, 2011	180,599	161,120
Premises and equipment, net	3,753	3,882
Accrued interest receivable	617	627
Bank-owned life insurance	2,797	2,696
Other real estate owned	203	30
Prepaid FDIC insurance	215	362
Other assets	1,384	1,199
Total assets	211,602	199,375
LIABILITIES AND STOCKHOLDERS' EQUITY
Deposits	154,439	151,085
Securities sold under agreements to repurchase		573
Federal Home Loan Bank advances	23,600	25,121
Mortgagors' escrow accounts	1,034	730
Accrued expenses and other liabilities	1,966	1,537
Total liabilities	181,039	179,046
Commitments and contingencies (Note 14)
Stockholders' equity:
Preferred stock, $0.01 par value per share: 50,000,000 shares authorized at December 31, 2012 and $0.10 par value per share: 1,000,000 shares authorized at December 31, 2011; none outstanding
Common Stock, $0.01 par value per share: 100,000,000 shares authorized, 1,940,259 shares issued at December 31, 2012 and $0.10 par value per share: 10,000,000 shares authorized, 2,777,250 shares issued at December 31, 2011	19	278
Additional paid-in capital	20,669	11,496
Retained earnings	10,958	10,010
Accumulated other comprehensive income	183	134
Unearned compensation - ESOP (101,367 shares unallocated at December 31, 2012 and 28,597 shares unallocated at December 31, 2011)	(1,084)	(286)
Unearned compensation - Restricted stock (30,281 shares non-vested at December 31, 2012 and 36,552 shares non-vested at December 31, 2011)	(182)	(167)
Treasury stock, at cost (133,347 shares at December 31, 2011)		(1,136)
Total stockholders' equity	30,563	20,329
Total liabilities and stockholders' equity	$ 211,602	$ 199,375

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Securities held to maturity, fair value (in dollars)	$ 1,731	$ 2,506
Loans, allowance for loan losses (in dollars)	$ 1,780	$ 1,824
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.1
Preferred stock, shares authorized	50,000,000	1,000,000
Preferred stock, shares outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.1
Common stock, shares authorized	100,000,000	10,000,000
Common stock, shares issued	1,940,259	2,777,250
Unearned compensation - ESOP shares unallocated	101,367	20,594
Treasury stock, shares		133,347
Non-vested Restricted Stock
Unearned compensation - Restricted stock shares non-vested	30,281	26,322
Prior to "second-step" conversion
Unearned compensation - ESOP shares unallocated		28,597
Prior to "second-step" conversion | Non-vested Restricted Stock
Unearned compensation - Restricted stock shares non-vested		36,552

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest and dividend income:
Loans, including fees	$ 8,716	$ 10,355
Securities	282	349
Short-term investments	47	1
Total interest and dividend income	9,045	10,705
Interest expense:
Deposits	876	1,486
Short-term Federal Home Loan Bank advances		7
Long-term Federal Home Loan Bank advances	811	921
Securities sold under agreements to repurchase	1	2
Total interest expense	1,688	2,416
Net interest and dividend income	7,357	8,289
Provision for loan losses	200	949
Net interest and dividend income, after provision for loan losses	7,157	7,340
Non-interest income:
Customer service fees	554	527
Mortgage banking income, net	1,312	359
Income from bank-owned life insurance	101	99
Net gain on sale of other real estate owned	19
Other	27	5
Total non-interest income	2,013	990
Non-interest expenses:
Salaries and employee benefits	4,336	3,831
Occupancy and equipment expenses	876	773
Data processing expenses	517	449
Professional fees	385	356
Advertising expenses	416	243
FDIC insurance	158	166
Other general and administrative expenses	975	918
Total non-interest expenses	7,663	6,736
Income before income taxes	1,507	1,594
Income tax provision	559	583
Net income	948	1,011
Weighted-average number of common shares outstanding:
Basic (in shares)	1,877,225	1,905,165
Diluted (in shares)	1,880,723	1,905,339
Net income per share:
Basic (in dollars per share)	$ 0.51	$ 0.53
Diluted (in dollars per share)	$ 0.51	$ 0.53
Other comprehensive income, net of tax:
Unrealized gain on securities available for sale	49	14
Comprehensive income	$ 997	$ 1,025

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Unearned Compensation-ESOP	Unearned Compensation-Restricted Stock	Treasury Stock
Balance at Dec. 31, 2010	$ 19,169	$ 278	$ 11,424	$ 8,999	$ 120	$ (368)	$ (100)	$ (1,184)
Comprehensive income:
Net income	1,011			1,011
Other comprehensive income, net of related tax effects of $27,000 and $9,000 during the period 2012 and 2011, respectively	14				14
Common stock held by ESOP allocated or committed to be allocated (7,240 and 8,192 shares during the period 2012 and 2011, respectively)	56		(26)			82
Restricted stock granted in connection with equity incentive plan (12,606 and 25,998 shares during the period 2012 and 2011, respectively)			169				(169)
Forfeiture of restricted stock (1,620 and 7,650 shares during the period 2012 and 2011, respectively)			(46)				46
Reissuance of treasury stock (7,027 and 5,796 shares during the period 2012 and 2011, respectively)			(50)					50
Purchase of treasury stock (986 and 280 shares during the period 2012 and 2011, respectively)	(2)							(2)
Share based compensation - options	25		25
Share based compensation - restricted stock	56						56
Balance at Dec. 31, 2011	20,329	278	11,496	10,010	134	(286)	(167)	(1,136)
Comprehensive income:
Net income	948			948
Other comprehensive income, net of related tax effects of $27,000 and $9,000 during the period 2012 and 2011, respectively	49				49
Reorganization and related stock offering: Exchange of common stock: 2,777,750 shares at $0.10 par value per share for 1,940,259 shares at $0.01 par value per share		(259)	259
Net proceeds from the issuance of common stock (1,100,000 shares)	9,930		9,930
Common stock acquired by ESOP (88,000 shares)	(880)					(880)
Merger of Georgetown Bancorp, MHC	5		5
Common stock held by ESOP allocated or committed to be allocated (7,240 and 8,192 shares during the period 2012 and 2011, respectively)	75		(7)			82
Restricted stock granted in connection with equity incentive plan (12,606 and 25,998 shares during the period 2012 and 2011, respectively)			109				(109)
Forfeiture of restricted stock (1,620 and 7,650 shares during the period 2012 and 2011, respectively)			(13)				13
Reissuance of treasury stock (7,027 and 5,796 shares during the period 2012 and 2011, respectively)			(83)					83
Purchase of treasury stock (986 and 280 shares during the period 2012 and 2011, respectively)	(8)							(8)
Retirement of treasury stock			(1,061)					1,061
Share based compensation - options	35		35
Share based compensation - restricted stock	81						81
Excess tax provision on share-based compensation	(1)		(1)
Balance at Dec. 31, 2012	$ 30,563	$ 19	$ 20,699	$ 10,958	$ 183	$ (1,084)	$ (182)

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other comprehensive income, net of tax effect (in dollars)	27	9
Shares issued in exchange of common stock	2,777,750
Shares converted in exchange of common stock	1,940,259
Common stock, par value (in dollars per share)	0.01	0.1
Proceeds from issuance of common stock (in shares)	1,100,000
Common stock held by ESOP allocated or committed to be allocated (in shares)	7,240	5,899
Common stock acquired by ESOP (in shares)	88,000
Reissuance of treasury stock (in shares)	7,027	5,796
Purchase of treasury stock (in shares)	986	280
Restricted stock award
Restricted stock granted in connection with equity incentive plan (in shares)	12,606	18,721
Forfeiture of restricted stock (in shares)	1,620	5,509
Prior to "second-step" conversion
Common stock held by ESOP allocated or committed to be allocated (in shares)		8,192
Prior to "second-step" conversion | Restricted stock award
Restricted stock granted in connection with equity incentive plan (in shares)		25,998
Forfeiture of restricted stock (in shares)		7,650

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 948	$ 1,011
Adjustments to reconcile net income to net cash (used) provided by operating activities:
Provision for loan losses	200	949
Amortization (accretion) of securities, net	21	(6)
Net change in deferred loan fees and costs	(423)	(52)
Depreciation and amortization expense	274	265
Decrease in accrued interest receivable	10	150
Income from bank-owned life insurance	(101)	(99)
Stock-based compensation expense	191	137
Excess tax provision on share-based compensation	1
Gain on sale of loans	(1,436)	(403)
Loans originated for sale	(62,456)	(19,494)
Proceeds from sale of loans	62,055	19,813
Gain on sale of other real estate owned	(19)
Write down of other real estate owned	5	10
Decrease in prepaid FDIC insurance	147	152
Net change in other assets and liabilities	216	(209)
Net cash (used) provided by operating activities	(367)	2,224
Activity in securities available for sale:
Maturities, prepayments and calls	2,181	4,052
Purchases	(6,140)	(983)
Maturities, prepayments and calls of securities held to maturity	732	885
Redemption of Federal Home Loan Bank stock	250
Loan originations, net	(2,425)	16,507
Principal balance of loans purchased	(17,398)
Principal balance of portfolio loans sold	314
Proceeds from sale of other real estate owned	94	13
Purchase of premises and equipment	(145)	(186)
Net cash (used) provided by investing activities	(22,537)	20,288
Cash flows from financing activities:
Net change in deposits	3,354	(378)
Net change in securities sold under agreements to repurchase	(573)	82
Net change in Federal Home Loan Bank advances with maturities of three months or less		(3,500)
Repayments of Federal Home Loan Bank advances with maturities greater than three months	(1,521)	(3,061)
Net change in mortgagors' escrow accounts	304	132
Purchase of vested restricted shares to treasury stock	(8)	(2)
Excess tax provision on share-based compensation	(1)
Cash received from Georgetown Bancorp, MHC due to reorganization	5
Net proceeds from issuance of common stock	9,050
Net cash provided (used) by financing activities	10,610	(6,727)
Net change in cash and cash equivalents	(12,294)	15,785
Cash and cash equivalents at beginning of period	19,083	3,298
Cash and cash equivalents at end of period	6,789	19,083
Supplementary information:
Interest paid on deposit accounts	881	1,485
Interest paid on borrowings	826	940
Income taxes paid	276	705
Loans transferred to other real estate owned	$ 253

CORPORATE STRUCTURE	12 Months Ended
Dec. 31, 2012
CORPORATE STRUCTURE
CORPORATE STRUCTURE

1.                           CORPORATE STRUCTURE

In conjunction with its reorganization into the mutual holding company structure, on January 5, 2005, Georgetown Bank (the “Bank”) (1) converted to a stock savings bank as the successor to the Bank in its mutual form; (2) organized Georgetown Bancorp, Inc. (“Georgetown Federal”), as a federally-chartered corporation that owns 100% of the common stock of the Bank (in stock form); and (3) organized Georgetown Bancorp, MHC as a federally-chartered mutual holding company that owned 56.7% of the Common Stock of Georgetown Federal as of June 30, 2012. On November 28, 2011, the Boards of Directors of Georgetown Federal, Georgetown Bancorp, MHC and the Bank each unanimously adopted a Plan of Conversion or Reorganization of the Mutual Holding Company pursuant to which Georgetown Bancorp, MHC  undertook a “second-step” conversion and now ceases to exist. Georgetown Bancorp, MHC reorganized from a two-tier mutual holding company structure to a fully public stock holding company structure effective July 11, 2012 and, as a result, the Bank is now the wholly-owned subsidiary of Georgetown Bancorp, Inc. (the “Company”), a newly formed Maryland corporation.

As a result of the second-step conversion, all shares and per share amounts in the consolidated statements of comprehensive income and notes to consolidated financial statements have been restated giving retroactive recognition to the second-step exchange ratio of 0.72014-to-one. Options and shares of restricted stock granted under the Company’s 2009 Equity Incentive Plan, as well as common shares held by the Bank’s Employee Stock Ownership Plan (“ESOP”) before the second-step conversion, were also exchanged using the exchange ratio of 0.72014-to-one.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.                           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation and consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, the Bank. The Bank’s financial statements include its wholly-owned subsidiary, Georgetown Securities Corporation, which engages in the buying, selling and holding of securities.  All significant intercompany balances and transactions have been eliminated in consolidation.

Nature of operations

The Company, through the Bank, provides a variety of financial services to individuals and small businesses in the eastern Massachusetts region and southern New Hampshire.  Its primary deposit products are checking, savings and term certificate accounts and its primary lending products are residential and commercial mortgage loans.

Segment reporting

Generally, financial information is required to be reported on the basis that it is used internally for evaluating segment performance and deciding how to allocate resources to segments.  Management evaluates the Company’s performance and allocates resources based on a single segment concept.  Accordingly, there are no separately identified operating segments for which discrete financial information is available.  The Company does not derive revenues from, or have assets located in, foreign countries, nor does it derive revenues from any single customer that represents 10% or more of the Company’s total revenues.

Use of estimates

In preparing consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”), management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the balance sheet and reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses and the realizability of deferred tax assets.

Fair value hierarchy

The Company groups its assets and liabilities measured at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value as follows:

Level l - Valuation is based on quoted prices in active markets for identical assets or liabilities.  Level l assets and liabilities generally include debt and equity securities that are traded in an active exchange market.

Level 2 - Valuation is based on observable inputs other than Level l prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Valuation is based on unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.  Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Reclassifications

Certain amounts in the 2011 consolidated financial statements have been reclassified to conform to the 2012 presentation.

Cash and cash equivalents

Cash and cash equivalents include cash, amounts due from banks and short-term investments, all of which mature within 90 days, and are carried at cost.

Securities

Debt securities that management has the positive intent and ability to hold to maturity are classified as “held to maturity” and reflected at amortized cost.  Securities classified as “available for sale” are reflected at fair value, with unrealized gains and losses excluded from earnings and reported in other comprehensive income/loss, net of tax effects.

Purchase premiums and discounts are amortized to earnings by the interest method over the contractual lives of the securities. Gains and losses on sale of securities are recognized on the trade date and determined using the specific identification method.

Each reporting period, the Company evaluates all securities classified as available-for-sale or held-to-maturity with a decline in fair value below the amortized cost of the investment to determine whether or not the impairment is deemed to be other-than-temporary (“OTTI”).

For debt securities, OTTI is required to be recognized (1) if the Company intends to sell the security; (2) if it is “more likely than not” that the Company will be required to sell the security before recovery of its amortized cost basis; or (3) the present value of expected cash flows is not sufficient to recover the entire amortized cost basis. For all impaired debt securities that the Company intends to sell, or more likely than not will be required to sell, the full amount of the depreciation is recognized as OTTI through earnings. Credit-related OTTI for all other impaired debt securities is recognized through earnings. Non-credit related OTTI for such debt securities is recognized in other comprehensive income, net of applicable taxes.

Federal Home Loan Bank stock

As a member of the Federal Home Loan Bank of Boston (“FHLB”), the Bank is required to invest in $100 par value stock of the FHLB.  The FHLB capital structure mandates that members must own stock as determined by their Total Stock Investment Requirement which is the sum of a member’s Membership Stock Investment Requirement and Activity-Based Stock Investment Requirement.  The Membership Stock Investment Requirement is calculated as 0.35% of a member’s Stock Investment Base, subject to a minimum investment of $10,000 and a maximum investment of $25,000,000.  The Stock Investment Base is an amount calculated based on certain assets held by a member that are reflected on call reports submitted to applicable regulatory authorities.  The Activity-Based Stock Investment Requirement is calculated as 3.0% for overnight advances, 4.0% for FHLB advances with original terms to maturity of two days to three months and 4.5% for other advances plus a percentage of advance commitments, 0.5% of standby letters of credit issued by the FHLB and 4.5% of the value of intermediated derivative contracts.  Management evaluates the Bank’s investment in FHLB stock for other-than-temporary impairment at least on a quarterly basis and more frequently when economic or market conditions warrant such evaluation.  Based on its most recent analysis of the FHLB as of December 31, 2012, management deems its investment in FHLB stock to be not other-than-temporarily impaired.

Loans held for sale

Loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value in the aggregate.  Net unrealized losses, if any, are recognized through a valuation allowance by charges to income.  Fair value is based on committed secondary market prices.

Loans

The loan portfolio consists of mortgage, business and consumer loans to the Bank’s customers, principally in the eastern Massachusetts region and southern New Hampshire.  The ability of the Bank’s debtors to honor their contracts is dependent upon the real estate market and general economic conditions in this area.

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are generally reported at their outstanding unpaid principal balances adjusted for the allowance for loan losses and any deferred fees or costs on originated loans.  Interest income is accrued on the unpaid principal balance.  Loan origination costs, net of origination fees, are deferred and recognized as an adjustment of the related loan yield using the interest method.

The accrual of interest on loans, including impaired loans, is generally recognized on a simple interest basis and is discontinued at the time the loan is 90 days past due, unless the credit is well secured and in process of collection.  Past due status is based on the contractual terms of the loans.  Loans are placed on non-accrual or charged-off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but not collected for loans that are placed on non-accrual or charged-off is reversed against interest income.  The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual.  Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Allowance for loan losses

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to earnings.  Loan losses are charged against the allowance when management believes the uncollectability of a loan balance is confirmed.  Subsequent recoveries, if any, are credited to the allowance.

Allowance for loan losses (continued)

The allowance for loan losses is evaluated on a monthly basis by management and is based upon management’s monthly review of the collectability of the loans in light of known and inherent risks in the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions.  Additionally, as part of the evaluation of the level of the allowance for loan losses, on a quarterly basis management analyzes several qualitative loan portfolio risk factors including, but not limited to, charge-off history, changes in management or underwriting policies, current economic conditions, delinquency statistics, geographic and industry concentrations, the adequacy of the underlying collateral, the financial strength of the borrower and results of internal and external loan reviews. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

The allowance for loan losses consists of specific, general and unallocated components.  The specific component relates to loans that are classified as impaired.  For such loans that are classified as impaired, an allowance for loan losses is established when the discounted cash flows or the fair value of the existing collateral (less cost to sell) of the impaired loan is lower than the carrying value of that loan.  The general component covers non-impaired loans and is based on historical loss experience adjusted for qualitative factors.  An unallocated component may be maintained to cover uncertainties that could affect management’s estimate of probable losses.

A loan is considered impaired when, based on current information and events, it is probable that the Bank will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement.  Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due.  Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.

The Bank periodically may agree to modify the contractual terms of loans. When a loan is modified and a concession is made to a borrower experiencing financial difficulty, the modification is considered a troubled debt restructuring (“TDR”).  All TDRs are initially classified as impaired.

Adjustable-rate mortgage loans decrease the risk associated with changes in market interest rates by periodically repricing, but involve other risks because, as interest rates increase, the underlying payments by the borrower increase, thus increasing the potential for default by the borrower. At the same time, the marketability of the underlying collateral may be adversely affected by higher interest rates. Upward adjustment of the contractual interest rate is also limited by the maximum periodic and lifetime interest rate adjustments permitted by our loan documents and, therefore, the effectiveness of adjustable-rate mortgage loans may be limited during periods of rapidly rising interest rates.

Loans secured by commercial real estate, multi-family and one- to four-family investment properties, generally involve larger principal amounts and a greater degree of risk than one- to four-family residential mortgage loans. Because payments on loans secured by commercial real estate, including multi-family and one- to four-family investment properties, are often dependent on successful operation or management of the properties, repayment of such loans may be affected by adverse conditions in the real estate market or the economy.

Unlike residential mortgage loans, which generally are made on the basis of the borrower’s ability to make repayment from his or her employment or other income, and which are secured by real property whose value tends to be more easily ascertainable, commercial business loans generally are made on the basis of the borrower’s ability to repay the loan from the cash flow of the borrower’s business. As a result, the availability of funds for the repayment of commercial business loans may depend substantially on the success of the business itself. Further, any collateral securing the loans may depreciate over time, may be difficult to appraise and may fluctuate in value.

Construction and development financing is generally considered to involve a higher degree of credit risk than long-term financing on improved, owner-occupied real estate. Risk of loss on a construction loan depends largely upon the accuracy of the initial estimate of the value of the property at completion of construction compared to the estimated cost (including interest) of construction and other assumptions. If the estimate of construction cost proves to be inaccurate, we may be required to advance funds beyond the amount originally committed in order to protect the value of the property. Additionally, if the estimate of value proves to be inaccurate, we may be confronted with a project, when completed, having a value that is insufficient to assure full repayment.

Other real estate owned and in-substance foreclosures

Other real estate owned includes properties acquired through foreclosure and properties classified as in-substance foreclosures in accordance with Accounting Standards Codification (“ASC”) 310-40, “Receivables — Troubled Debt Restructuring by Creditors.”  These properties are carried at the lower of cost or estimated fair value less estimated costs to sell.  Any write down from cost to estimated fair value required at the time of foreclosure or classification as in-substance foreclosure is charged to the allowance for loan losses.

Expenses incurred in connection with maintaining these assets, subsequent write downs and gains or losses recognized upon sale are included in other general and administrative expense.

In accordance with ASC 310-10-35, “Receivables - Overall - Subsequent Measurements,” the Bank classifies loans as in-substance repossessed or foreclosed if the Bank receives physical possession of the debtor’s assets regardless of whether formal foreclosure proceedings take place.

Loan Servicing

The Bank services mortgage loans for others.  Mortgage servicing assets are recognized at fair value, as separate assets when rights are acquired through purchase or through sale of financial assets.  Initial fair value is determined using prices for similar assets with similar characteristics. Capitalized servicing rights are reported in other assets and are amortized into loan servicing fee income in proportion to, and over the period of, the estimated future net servicing income of the underlying financial assets.  Servicing assets are evaluated for impairment based upon the fair value of the rights as compared to amortized cost.  Impairment is determined by stratifying rights by predominant risk characteristics, such as interest rates and terms.  Fair value is based on a quarterly, third-party valuation model that calculates the present value of estimated future net servicing income.  Impairment is recognized through a valuation allowance for an individual stratum, to the extent that fair value is less than the capitalized amount for the stratum.  Changes in the valuation allowance are reported in loan servicing fee income.

Derivative financial instruments

Derivative financial instruments are recognized as assets and liabilities on the consolidated balance sheets and measured at fair value.

Derivative Loan Commitments

Mortgage loan commitments are referred to as derivative loan commitments if the loan that will result from exercise of the commitment will be held for sale upon funding.  Loan commitments that are derivatives are recognized at fair value on the consolidated balance sheets in other assets and other liabilities with changes in their fair values recorded in mortgage banking income. Fair value is determined using secondary market pricing, including expected normal servicing rights. In estimating fair value, the Bank assigns a probability to a loan commitment based on an expectation that it will be exercised and the loan will be funded.

Forward Loan Sale Commitments

To protect against the price risk inherent in derivative loan commitments, the Bank utilizes both “mandatory delivery” and “best efforts” forward loan sale commitments to mitigate the risk of potential decreases in the values of loans that would result from the exercise of the derivative loan commitments. Mandatory delivery contracts are accounted for as derivative instruments.  Generally, the Bank’s best efforts contracts meet the definition of derivative instruments when the loans to the underlying borrowers close and are accounted for as derivative instruments at that time.  Accordingly, forward loan sale commitments are recognized at fair value on the consolidated balance sheets in other assets and other liabilities with changes in their fair values recorded in mortgage banking income.

The Bank estimates the fair value of its forward loan sales commitments using a methodology similar to that used for derivative loan commitments.

Premises and equipment

Land is carried at cost.  Buildings, leasehold improvements and equipment are stated at cost less accumulated depreciation and amortization.  Depreciation and amortization are computed principally on the straight-line method over the estimated useful lives of the assets or the expected terms of the leases, if shorter.  Expected terms include lease option periods to the extent that the exercise of such options is reasonably assured.

Bank-owned life insurance

Bank-owned life insurance policies are reflected on the consolidated balance sheets at cash surrender value. Changes in cash surrender value are reflected in non-interest income on the consolidated statements of comprehensive income.

Transfers of financial assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered.  Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Income taxes

Deferred income tax assets and liabilities are determined using the liability (or balance sheet) method.  Under this method, the net deferred tax asset or liability is determined based on the tax effects of the temporary differences between the book and tax bases of the various balance sheet assets and liabilities and gives current recognition to changes in tax rates and laws.  A valuation allowance is established against deferred tax assets when, based upon the available evidence including historical and projected taxable income, it is more likely than not that some or all of the deferred tax assets will not be realized.  The Company does not have any uncertain tax positions at December 31, 2012 which require accrual or disclosure.

Income tax benefits related to stock compensation in excess of grant date fair value less any proceeds on exercise are recognized as an increase to additional paid-in capital upon vesting or exercising and delivery of the stock. Any income tax effects related to stock compensation that are less than grant date fair value less any proceeds on exercise would be recognized as a reduction of additional paid in capital to the extent of previously recognized income tax benefits and then through income tax expense for the remaining amount.

Advertising costs

Advertising costs are expensed when incurred.

Employee Stock Ownership Plan

Compensation expense for the ESOP is recorded at an amount equal to the shares committed to be allocated by the ESOP multiplied by the average fair market value of the shares during the period. The Bank recognizes compensation expense ratably over the year based upon the Bank’s estimate of the number of shares expected to be allocated by the ESOP. Unearned compensation applicable to the ESOP is reflected as a reduction of stockholders’ equity in the consolidated balance sheets. The difference between the average fair market value and the cost of the shares allocated by the ESOP is recorded as an adjustment to additional paid-in capital.

Share-based Compensation Plan

The Company measures and recognizes compensation cost relating to share-based payment transactions based on the grant-date fair value of the equity instruments issued.  Share-based compensation is recognized over the period the employee is required to provide services for the award.  Reductions in compensation expense associated with forfeited options are estimated at the date of grant, and this estimated forfeiture rate is adjusted quarterly based on actual forfeiture experience.  The Company uses the Black-Scholes option-pricing model to determine the fair value of stock options granted.

Earnings per share

Basic earnings per share represents net income available to common stockholders divided by the weighted-average number of common shares outstanding during the period.  If rights to dividends on unvested options/awards are non-forfeitable, these unvested awards/options are considered outstanding in the computation of basic earnings per share.  Diluted earnings per share reflects additional common shares that would have been outstanding if dilutive potential common shares had been issued, as well as any adjustment to income that would result from the assumed issuance.  Potential common shares that may be issued by the Company relate to outstanding stock options and restricted stock awards and are determined using the treasury stock method.

Unallocated ESOP shares are not deemed outstanding for earnings per share calculations.

Earnings per common share have been computed based on the following:

	Years Ended December 31,
	2012	2011

Net income available to common stockholders	$948,000	$1,011,000

Basic common shares:
Weighted average shares outstanding	1,909,139	1,903,396
Less: Weighted average unallocated ESOP shares	(61,565)	(23,774)
Add: Weighted average unvested restricted stock shares with non-forfeitable dividend rights	29,651	25,543
Basic weighted average common shares outstanding	1,877,225	1,905,165

Dilutive potential common shares	3,498	174

Diluted weighted average common shares outstanding	1,880,723	1,905,339

Basic earnings per share	$0.51	$0.53

Diluted earnings per share	$0.51	$0.53

Options to purchase 13,323 shares, 14,761 shares and 12,597 shares that were granted in February 2010, 2011 and 2012, respectively, were included in the computation of diluted earnings per share for the year ended December 31, 2012. Options to purchase 14,222 shares that were granted in February 2010 were included in the computation of diluted earnings per share for the year ended December 31, 2011.  Options to purchase 15,661 shares that were granted in February 2011 were not included in the computation of diluted earnings per share for the year ended December 31, 2011, because to do so would have been antidilutive.

Comprehensive income

Accounting principles generally require that recognized revenue, expenses, gains and losses be included in operating results.  Although certain changes in assets and liabilities, such as unrealized gains and losses on securities available for sale, are reported as a separate component of the stockholders’ equity section of the consolidated balance sheets, such items, along with net income, are components of comprehensive income.

Recent accounting pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-02, “Receivables (Topic 310):  A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring.” This ASU provides additional guidance or clarification to help creditors determine whether a restructuring constitutes a troubled debt restructuring. For public entities, the amendments in this ASU are effective for the first interim or annual period beginning on or after June 15, 2011, and should be applied retrospectively to the beginning of the annual period of adoption. As a result of applying these amendments, an entity may identify receivables that are newly considered impaired, and should measure impairment on those receivables prospectively for the first interim or annual period beginning on or after June 15, 2011. Additional disclosures are also required under this ASU. On July 1, 2011 the Company adopted this ASU. Refer to Note 6 — Loans and Servicing for further information.

In April 2011, the FASB issued ASU 2011-03, “Transfers and Servicing (Topic 860):  Reconsideration of Effective Control for Repurchase Agreements.” The objective of this ASU is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. This ASU prescribes when an entity may or may not recognize a sale upon the transfer of financial assets subject to repurchase agreements. The guidance in this ASU is effective for the first interim or annual period beginning on or after December 15, 2011. Early adoption is not permitted.  The adoption of this guidance did not have a material impact on the Company’s financial position or results of operation.

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (topic 820):  Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards.” The amendments in this ASU explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. The amendments in this ASU are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011.  The adoption of this guidance did not have a material impact on the Company’s financial position or results of operation.

In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income (Topic 220):  Presentation of Comprehensive Income.” The objective of this ASU is to improve the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. Under this ASU, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. An entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. An entity is required to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented. The amendments in this ASU should be applied retrospectively. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of this guidance is reflected in the statements of comprehensive income.

In December 2011, the FASB issued ASU 2011-11, “Balance Sheet (Topic 210):  Disclosures about Offsetting Assets and Liabilities.” This ASU is to enhance current disclosures. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The amendments in this ASU are effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Company does not anticipate that the adoption of this guidance will have a material impact on its consolidated financial statements.

In December 2011, the FASB issued ASU 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05.”  The amendments in this update defer those changes in ASU 2011-05 that relate to the presentation of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented.  All other requirements in ASU 2011-05 are not affected by this update.  The amendments are effective during interim and annual periods beginning after December 15, 2011.  The required disclosures have been reflected in the accompanying consolidated financial statements.

In October 2012, the FASB issued ASU 2012-06, “Business Combinations (Topic 805): Subsequent Accounting for an Indemnification Asset Recognized at the Acquisition Date as a Result of a Government-Assisted Acquisition of a Financial Institution.”  The amendments in this update clarify the applicable guidance for subsequently measuring an indemnification asset recognized as a result of a government-assisted acquisition of a financial institution.  For public and nonpublic entities, the amendments in this update are effective for fiscal years, and interim periods within those years, beginning on or after December 15, 2012.  The Company does not anticipate that the adoption of this guidance will have a material impact on its consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.”  The amendments in this update do not change the current requirements for reporting net income or other comprehensive income in financial statements.  However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component.  In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period.  For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts.  The amendments are effective prospectively for reporting periods beginning after December 15, 2013.  Early adoption is permitted.  The adoption of ASU 2013-02 is not expected to have a material impact on the Company’s consolidated financial statements.

RESTRICTIONS ON CASH AND AMOUNTS DUE FROM BANKS	12 Months Ended
Dec. 31, 2012
RESTRICTIONS ON CASH AND AMOUNTS DUE FROM BANKS
RESTRICTIONS ON CASH AND AMOUNTS DUE FROM BANKS

3.                            RESTRICTIONS ON CASH AND AMOUNTS DUE FROM BANKS

The Bank is required to maintain average balances on hand or with the Federal Reserve Bank.  At December 31, 2012 and 2011, these reserve balances amounted to $998,000 and $860,000, respectively.

SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2012
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

4.                            SHORT-TERM INVESTMENTS

A summary of short-term investments, included in cash and cash equivalents, is as follows:

	At December 31,
	2012	2011
	(In thousands)

FHLB Ideal Way	$201	$2,024
Federal Reserve	3,677	—
Federal funds sold	683	7,460
Shay Asset Management Fund	—	1

	$4,561	$9,485

SECURITIES	12 Months Ended
Dec. 31, 2012
SECURITIES
SECURITIES

5.                            SECURITIES

A summary of securities is as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In thousands)

At December 31, 2012

Securities available for sale

Residential mortgage-backed securities	$7,900	$284	$—	$8,184

Securities held to maturity

Residential mortgage-backed securities	$1,594	$137	$—	$1,731

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In thousands)

At December 31, 2011

Securities available for sale

Government-sponsored enterprise obligations	$502	$1	$—	$503
Residential mortgage-backed securities	3,464	207	—	3,671

Total securities available for sale	$3,966	$208	$—	$4,174

Securities held to maturity

Residential mortgage-backed securities	$2,322	$184	$—	$2,506

All residential mortgage-backed securities have been issued by government-sponsored enterprises.

The amortized cost and estimated fair value of debt securities at December 31, 2012 is as follows:

	Available for Sale		Held to Maturity
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
(In thousands)

Residential mortgage-backed securities	$7,900	$8,184	$1,594	$1,731

There were no sales of securities for the years ended December 31, 2012 and 2011.  Certain securities are pledged as collateral for FHLB advances. At December 31, 2011, certain securities are also pledged as collateral for securities sold under agreements to repurchase. Refer to Note 9 — Securities Sold Under Agreements to Repurchase and Note 10 — Federal Home Loan Bank Advances for further information.

There were no securities with gross unrealized losses at December 31, 2012 and 2011.

LOANS AND SERVICING	12 Months Ended
Dec. 31, 2012
LOANS AND SERVICING
LOANS AND SERVICING
6.                            LOANS AND SERVICING

Loans

A summary of loans is as follows:

	December 31,
	2012	2011
	(In thousands)
Residential loans:
One- to four-family	$95,546	$62,613
Home equity loans and lines of credit	15,560	17,118
Total residential mortgage loans	111,106	79,731

Commercial loans:
One- to four-family investment property	11,355	10,816
Multi-family real estate	5,346	13,037
Commercial real estate	32,730	25,399
Commercial business	8,653	10,137
Total commercial loans	58,084	59,389

Construction loans:
One- to four-family	7,379	11,941
Multi-family	3,665	10,656
Non-residential	1,161	629
Total construction loans	12,205	23,226

Consumer	414	451

Total loans	181,809	162,797

Other items:
Net deferred loan costs	570	147
Allowance for loan losses	(1,780)	(1,824)

Total loans, net	$180,599	$161,120

An analysis of the allowance for loan losses follows:

	Years Ended
	December 31,
	2012	2011
	(In thousands)

Balance at beginning of period	$1,824	$1,651
Provision for loan losses	200	949
Recoveries	142	12
Charge-offs	(386)	(788)

Balance at end of period	$1,780	$1,824

Further information pertaining to the allowance for loan losses at and for the year ended December 31, 2012 follows:

	Residential		Commercial				Construction
	One- to four- family	Home equity loans and lines of credit	One- to four- family investment property	Multi-family real estate	Commercial real estate	Commercial business	One- to four- family	Multi-family	Non- residential	Consumer	Total
	(In thousands)

Allowance for loan losses

Beginning Balance	$346	$341	$59	$98	$400	$234	$228	$98	$11	$9	$1,824
Charge-offs	(144)	—	—	—	—	(13)	(191)	—	—	(38)	(386)
Recoveries	137	—	—	—	—	—	—	—	—	5	142
Provision (benefit)	39	(87)	3	(58)	268	(62)	112	(64)	14	35	200
Ending Balance	$378	$254	$62	$40	$668	$159	$149	$34	$25	$11	$1,780

Ending balance:
individually evaluated for impairment	$93	$13	$—	$—	$214	$—	$—	$—	$—	$—	$320

Ending balance:
collectively evaluated for impairment	$285	$241	$62	$40	$454	$159	$149	$34	$25	$11	$1,460

Loans

Ending Balance	$95,546	$15,560	$11,355	$5,346	$32,730	$8,653	$7,379	$3,665	$1,161	$414	$181,809

Ending balance:
individually evaluated for impairment	$658	$45	$—	$—	$2,412	$—	$—	$—	$—	$—	$3,115

Ending balance:
collectively evaluated for impairment	$94,888	$15,515	$11,355	$5,346	$30,318	$8,653	$7,379	$3,665	$1,161	$414	$178,694

Further information pertaining to the allowance for loan losses at December 31, 2011 follows:

	Residential		Commercial				Construction
	One- to four- family	Home equity loans and lines of credit	One- to four- family investment property	Multi-family real estate	Commercial real estate	Commercial business	One- to four- family	Multi-family	Non- residential	Consumer	Total
	(In thousands)

Allowance for loan losses

Beginning Balance	$233	$320	$60	$106	$431	$304	$93	$83	$6	$15	$1,651
Charge-offs	—	(741)	—	—	(10)	(3)	—	—	—	(34)	(788)
Recoveries	9	—	—	—	—	1	—	—	—	2	12
Provision (benefit)	104	762	(1)	(8)	(21)	(68)	135	15	5	26	949
Ending Balance	$346	$341	$59	$98	$400	$234	$228	$98	$11	$9	$1,824

Ending balance:
individually evaluated for impairment	$185	$13	$—	$—	$—	$—	$121	$—	$—	$—	$319

Ending balance:
collectively evaluated for impairment	$161	$328	$59	$98	$400	$234	$107	$98	$11	$9	$1,505

Loans

Ending Balance	$62,613	$17,118	$10,816	$13,037	$25,399	$10,137	$11,941	$10,656	$629	$451	$162,797

Ending balance:
individually evaluated for impairment	$898	$13	$—	$—	$314	$—	$1,168	$1,269	$—	$—	$3,662

Ending balance:
collectively evaluated for impairment	$61,715	$17,105	$10,816	$13,037	$25,085	$10,137	$10,773	$9,387	$629	$451	$159,135

The following is a summary of past-due and non-accrual loans at December 31, 2012:

	Loans delinquent for:						90 days
			90 days	Total	Total	Total	or more	Non-accrual
	30 - 59 Days	60 - 89 Days	or more	Past Due	Current	Loans	and accruing	Loans
	(In thousands)

Residential loans:
One- to four-family	$—	$284	$374	$658	$94,888	$95,546	$—	$658
Home equity loans and lines of credit	16	—	399	415	15,145	15,560	—	412

Commercial loans:
One- to four-family investment property	—	—	—	—	11,355	11,355	—	—
Multi-family real estate	—	—	—	—	5,346	5,346	—	—
Commercial real estate	1,258	—	—	1,258	31,472	32,730	—	2,105
Commercial business	—	—	—	—	8,653	8,653	—	—

Construction loans:
One- to four-family	—	—	—	—	7,379	7,379	—	—
Multi-family	—	—	—	—	3,665	3,665	—	—
Non-residential	—	—	—	—	1,161	1,161	—	—

Consumer	20	2	—	22	392	414	—	—

Total	$1,294	$286	$773	$2,353	$179,456	$181,809	$—	$3,175

The following is a summary of past-due and non-accrual loans at December 31, 2011:

	Loans delinquent for:						90 days
			90 days	Total	Total	Total	or more	Non-accrual
	30 - 59 Days	60 - 89 Days	or more	Past Due	Current	Loans	and accruing	Loans
	(In thousands)

Residential loans:
One- to four-family	$431	$175	$391	$997	$61,616	$62,613	$—	$683
Home equity loans and lines of credit	—	—	—	—	17,118	17,118	—	13

Commercial loans:
One- to four-family investment property	—	—	—	—	10,816	10,816	—	—
Multi-family real estate	—	—	—	—	13,037	13,037	—	—
Commercial real estate	314	—	—	314	25,085	25,399	—	—
Commercial business	—	—	—	—	10,137	10,137	—	—

Construction loans:
One- to four-family	—	100	1,168	1,268	10,673	11,941	—	1,168
Multi-family	—	—	—	—	10,656	10,656	—	1,269
Non-residential	—	—	—	—	629	629	—	—

Consumer	4	—	—	4	447	451	—	—

Total	$749	$275	$1,559	$2,583	$160,214	$162,797	$—	$3,133

The following is an analysis of impaired loans at December 31, 2012:

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
	(In thousands)

Impaired loans without a valuation allowance

Residential loans:
One- to four-family	$—	$—	$—	$176	$—
Home equity loans and lines of credit	32	32	—	30	—
Commercial loans:
One- to four-family investment property	—	—	—	—	—
Multi-family real estate	—	—	—	—	—
Commercial real estate	—	—	—	—	—
Commercial business	—	—	—	—	—
Construction loans:
One- to four-family	—	—	—	801	—
Multi-family	—	—	—	344	23
Non-residential	—	—	—	—	—
Consumer	—	—	—	—	—

Total impaired with no related allowance	$32	$32	$—	$1,351	$23

Impaired loans with a valuation allowance

Residential loans:
One- to four-family	$658	$684	$93	$734	$10
Home equity loans and lines of credit	13	13	13	13	1
Commercial loans:
One- to four-family investment property	—	—	—	—	—
Multi-family real estate	—	—	—	—	—
Commercial real estate	2,412	2,519	214	958	19
Commercial business	—	—	—	6	—
Construction loans:
One- to four-family	—	—	—	—	—
Multi-family	—	—	—	—	—
Non-residential	—	—	—	—	—
Consumer	—	—	—	—	—

Total with an allowance recorded	$3,083	$3,216	$320	$1,711	$30

No additional funds are committed to be advanced in connection with impaired loans.

The following is an analysis of impaired loans at December 31, 2011:

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
	(In thousands)

Impaired loans without a valuation allowance

Residential loans:
One- to four-family	$—	$—	$—	$16	$—
Home equity loans and lines of credit	—	—	—	—	—
Commercial loans:
One- to four-family investment property	—	—	—	—	—
Multi-family real estate	—	—	—	—	—
Commercial real estate	314	314	—	145	10
Commercial business	—	—	—	63	42
Construction loans:
One- to four-family	732	732	—	225	—
Multi-family	1,269	1,269	—	448	62
Non-residential	—	—	—	—	—
Consumer	—	—	—	—	—

Total impaired with no related allowance	$2,315	$2,315	$—	$897	$114

Impaired loans with a valuation allowance

Residential loans:
One- to four-family	$898	$898	$185	$297	$7
Home equity loans and lines of credit	13	13	13	182	1
Commercial loans:
One- to four-family investment property	—	—	—	—	—
Multi-family real estate	—	—	—	—	—
Commercial real estate	—	—	—	—	—
Commercial business	—	—	—	—	—
Construction loans:
One- to four-family	436	436	121	226	19
Multi-family	—	—	—	—	—
Non-residential	—	—	—	—	—
Consumer	—	—	—	—	—

Total with an allowance recorded	$1,347	$1,347	$319	$705	$27

The following table presents those loans that have been modified and classified as troubled debt restructures:

	Years Ended December 31,
	2012			2011
		Pre-Modification	Post-Modification		Pre-Modification	Post-Modification
	Number of	Outstanding Recorded	Outstanding Recorded	Number of	Outstanding Recorded	Outstanding Recorded
	Contracts	Investment	Investment	Contracts	Investment	Investment
	(Dollars in thousands)

Residential loans:
One- to four-family	—	$—	$—	—	$—	$—
Home equity loans and lines of credit	1	—	34	—	—	—

Commercial loans:
One- to four-family investment property	—	—	—	—	—	—
Multi-family real estate	—	—	—	—	—	—
Commercial real estate	1	2,105	2,105	1	312	315
Commercial business	—	—	—	—	—	—

Construction loans:
One- to four-family	1	732	767	—	—	—
Multi-family	—	—	—	—	—	—
Non-residential	—	—	—	—	—	—

Consumer	—	—	—	—	—	—

Total troubled debt restructurings	3	$2,837	$2,906	1	$312	$315

The three loan modifications made during the year ended December 31, 2012 did not result in a material impact to the allowance for loan losses account.  The home equity loan was issued to facilitate the borrower’s ability to refinance their first mortgage held by the Bank at another financial institution.  The refinancing of the first mortgage resulted in the Bank recording a loan loss recovery of $133,000. The modified terms of the commercial real estate loan included the capitalization of past due interest and fees, a rate reduction, and an interest only payment period of one year.  In addition, the modification was conditioned upon engaging a third-party property management firm to manage the property.  The modified terms for the one- to four-family construction loan included an extension of the maturity date, as well as $35,000 in additional funds in order to complete the project and allow time for the sale of the property. This loan subsequently paid in full during the year according to its modified terms. There are no commitments to lend additional funds to those borrowers whose loans were modified in a TDR as of December 31, 2012.

At December 31, 2012 there were no TDRs in default of their modified terms.  At December 31, 2011 there was one TDR loan with a recorded investment of $313,000 in default of its modified terms.

The following table presents the Bank’s loans by risk rating:

	Residential		Commercial				Construction
	One- to four-family	Home equity loans and lines of credit	One- to four-family investment property	Multi-family real estate	Commercial real estate	Commercial business	One- to four-family	Multi-family	Non- residential	Consumer	Total
	(In thousands)
At December 31, 2012

Classification:
Not formally rated	$94,888	$15,116	$—	$—	$—	$—	$—	$—	$—	$414	$110,418
Pass	—	—	11,355	5,346	29,147	8,486	7,379	3,665	1,161	—	66,539
Special mention	—	—	—	—	—	—	—	—	—	—	—
Substandard	658	444	—	—	3,583	167	—	—	—	—	4,852
Doubtful	—	—	—	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—	—	—	—
Total loans	$95,546	$15,560	$11,355	$5,346	$32,730	$8,653	$7,379	$3,665	$1,161	$414	$181,809

At December 31, 2011

Classification:
Not formally rated	$61,715	$17,105	$—	$—	$—	$—	$—	$—	$—	$451	$79,271
Pass	—	—	10,816	13,037	21,643	9,208	10,773	9,387	139	—	75,003
Special mention	—	—	—	—	458	289	—	—	—	—	747
Substandard	898	13	—	—	3,298	640	1,168	1,269	490	—	7,776
Doubtful	—	—	—	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—	—	—	—
Total loans	$62,613	$17,118	$10,816	$13,037	$25,399	$10,137	$11,941	$10,656	$629	$451	$162,797

Credit Quality Information

The Bank utilizes a nine grade internal loan rating system for commercial and construction loans as follows:

Loans rated 1 - 5:  Loans in these categories are considered “pass” rated loans with low to average risk and are not formally rated.

Loans rated 6:  Loans in this category are considered “special mention.” These loans have risk profiles that are starting to show signs of potential weakness and are being closely monitored by management.

Loans rated 7:  Loans in this category are considered “substandard.” These loans have a well defined weakness that jeopardizes the liquidation of the debt and is inadequately protected by the current sound worth and paying capacity of the borrower or pledged collateral. There is a distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

Loans rated 8:  Loans in this category are considered “doubtful.” Loans classified as doubtful have all the weaknesses inherent in those classified substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, highly questionable and improbable.

Loans rated 9:  Loans in this category are considered a “loss”. The loan has been determined to be uncollectible and the chance of loss is inevitable. Loans in this category will be charged-off.

On an annual basis, or more often if needed, the Bank formally reviews the ratings on all commercial and construction loans.

Loans serviced for others and mortgage servicing rights

Mortgage loans serviced for others are not included in the accompanying consolidated balance sheets. The unpaid principal balances of mortgage loans serviced for others were $96,842,000 and $57,948,000 at December 31, 2012 and 2011, respectively.

The risks inherent in the mortgage servicing assets relate primarily to changes in prepayments that result from shifts in mortgage interest rates. The fair value of servicing rights was $1,099,000 at December 31, 2012 and was determined using the moving average 10-year U.S. Treasury rate plus 5.0%, adjusted to reflect the current credit spreads and conditions in the market, as a discount rate. Prepayment assumptions, which are impacted by loan rates and terms, are calculated using a moving average of prepayment data published by the Securities Industry and Financial Markets Association, an independent third party proprietary analysis of prepayment rates embedded in liquid mortgage securities markets and modeled against the serviced loan portfolio by the independent third party valuation specialist.

The following summarizes mortgage servicing rights capitalized and amortized:

	Years Ended
	December 31,
	2012	2011
	(In thousands)

Mortgage servicing rights:
Balance at beginning of period	$475	$424
Additions	697	186
Disposals	—	—
Amortization	(262)	(135)
Balance at end of period	910	475

Valuation allowances:
Balance at beginning of period	17	4
Additions	60	55
Recoveries	(57)	(42)
Write-downs	—	—
Balance at end of period	20	17

Mortgage servicing assets, net	$890	$458

Fair value of mortgage servicing assets	$1,099	$493

PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PREMISES AND EQUIPMENT
PREMISES AND EQUIPMENT

7.         PREMISES AND EQUIPMENT

A summary of premises and equipment is as follows:

	At December 31,		Estimated
	2012	2011	Useful Lives
	(In thousands)
Premises:
Land	$279	$279
Buildings and improvements	4,867	4,860	5 - 40 years
Equipment	2,282	2,286	3 - 7 years
	7,428	7,425
Less accumulated depreciation and amortization	(3,675)	(3,543)

Premises and equipment, net	$3,753	$3,882

Depreciation and amortization expense for the years ended December 31, 2012 and 2011 amounted to $274,000 and $265,000, respectively.

DEPOSITS	12 Months Ended
Dec. 31, 2012
DEPOSITS
DEPOSITS

8.         DEPOSITS

A summary of deposit balances is as follows:

	At December 31,
	2012	2011
	(In thousands)

Demand	$19,462	$15,971
On us accounts	1,315	1,318
NOW	29,307	17,122
Money market deposits	48,720	59,846
Regular and other savings	11,856	11,390
Total non-certificate accounts	110,660	105,647

Term certificates less than $100,000	20,437	23,524
Term certificates of $100,000 or more	23,342	21,914
Total certificate accounts	43,779	45,438

Total deposits	$154,439	$151,085

A summary of certificate accounts by maturity is as follows:

	At December 31,
	2012		2011
		Weighted		Weighted
		Average		Average
	Amount	Rate	Amount	Rate
	(Dollars in thousands)

Within one year	$24,946	0.85%	$27,571	1.27%
Greater than one year to two years	8,477	1.45	9,742	1.36
Greater than two years to three years	4,008	1.58	4,308	1.97
Greater than three years to four years	3,087	2.19	787	1.99
Greater than four years to five years	3,261	1.93	3,030	2.20

Total certificate accounts	$43,779	1.21%	$45,438	1.43%

There were $696,000 and $996,000 of brokered certificate accounts at December 31, 2012 and 2011, respectively.

SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE	12 Months Ended
Dec. 31, 2012
SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE
SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

9.         SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

Securities sold under agreements to repurchase are funds borrowed from customers on an overnight basis. The amount of securities collateralizing the agreements to repurchase remains in securities and the obligation to repurchase securities sold is reflected as a liability in the consolidated balance sheets. The Bank discontinued the use of securities sold under agreements to repurchase during 2012. Securities sold under agreements to repurchase amounted to $573,000 at December 31, 2011, matured on a daily basis and were secured by U.S. Government securities with a fair value of $1,484,000. The weighted average interest rate on these agreements was 0.50% at December 31, 2011.

FEDERAL HOME LOAN BANK ADVANCES	12 Months Ended
Dec. 31, 2012
FEDERAL HOME LOAN BANK ADVANCES
FEDERAL HOME LOAN BANK ADVANCES

10.       FEDERAL HOME LOAN BANK ADVANCES

All FHLB of Boston advances are secured by a blanket security agreement on qualified collateral, consisting principally of first mortgage loans on owner-occupied residential property in the amount of $83,623,000 and $52,502,000 at December 31, 2012 and 2011, respectively; and mortgage-backed securities with a fair value of $9,900,000 and $5,176,000 at December 31, 2012 and 2011, respectively.

Short-term FHLB advances

There were no short-term advances at December 31, 2012 and 2011.

The Bank also has a $2,000,000 line-of-credit with the FHLB.  There were no amounts outstanding at December 31, 2012 and 2011.

Long-term FHLB advances

Long-term, fixed-rate FHLB advances and maturities are as follows:

	At December 31,
	2012		2011
		Weighted		Weighted
		Average		Average
	Amount	Rate	Amount	Rate
	(Dollars in thousands)
Within one year(1)	$7,500	3.33%	$500	1.96%
Greater than one year to two years	3,000	2.50	16,000	3.65
Greater than two years to three years	1,500	2.34	3,500	2.67
Greater than three years to four years	3,500	2.42	1,500	2.95
Greater than four years to five years	4,500	2.70	—	—
After five years(2)	3,600	3.65	3,600	3.65
	23,600	2.95	25,100	3.44

Amortizing advance	—	—	21	4.90

Total long-term FHLB advances	$23,600	2.95%	$25,121	3.44%

(1)   At December 31, 2012, includes a $1,500,000 advance callable by the FHLB prior to maturity on September 9, 2013 with a rate of 2.89%.

(2)   At December 31, 2012, includes a $1,500,000 advance callable by the FHLB prior to maturity on July 17, 2018 with a rate of 3.75%.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
INCOME TAXES

11.       INCOME TAXES

Allocation of federal and state income taxes between current and deferred portions is as follows:

	Years Ended
	December 31,
	2012	2011
	(In thousands)
Current tax provision:
Federal	$258	$535
State	55	134
	313	669
Deferred tax provision (benefit):
Federal	190	(69)
State	56	(17)
	246	(86)

Total tax provision	$559	$583

The differences between the statutory federal income tax rate and the effective tax rates are summarized as follows:

	Years Ended
	December 31,
	2012	2011

Statutory rate	34.0%	34.0%
Increase (decrease) resulting from:
State taxes, net of federal tax benefit	4.9	4.8
Bank-owned life insurance	(2.3)	(2.1)
Stock compensation plans	0.3	(0.3)
Other, net	0.2	0.1

Effective tax rates	37.1%	36.5%

The components of the net deferred tax asset included in other assets are as follows:

	At December 31,
	2012	2011
	(In thousands)
Deferred tax assets:
Federal	$1,015	$954
State	295	278
	1,310	1,232
Deferred tax liabilities:
Federal	(826)	(549)
State	(203)	(129)
	(1,029)	(678)

Net deferred tax asset	$281	$554

The tax effects of each item that gives rise to deferred taxes are as follows:

	At December 31,
	2012	2011
	(In thousands)

Deferred compensation	$468	$429
Net unrealized gain on securities available for sale	(101)	(74)
Depreciation and amortization	(343)	(359)
Allowance for loan losses	713	728
Mortgage servicing rights	(356)	(183)
Other, net	(100)	13

Net deferred tax asset	$281	$554

A summary of the change in the net deferred tax asset is as follows:

	Years Ended
	December 31,
	2012	2011
	(In thousands)

Balance at beginning of period	$554	$477
Deferred tax (provision) benefit	(246)	86
Deferred tax effects of net unrealized gain on securities available for sale	(27)	(9)

Balance at end of period	$281	$554

The federal income tax reserve for loan losses at the Company’s base year is $723,000.  If any portion of the reserve is used for purposes other than to absorb loan losses, approximately 150% of the amount actually used (limited to the amount of the reserve) would be subject to taxation in the fiscal year in which it is used.  As the Company intends to use the reserve solely to absorb loan losses, a deferred tax liability of $289,000 has not been provided.

Uncertain tax positions

It is the Company’s policy to provide for uncertain tax positions and the related interest and penalties based upon management’s assessment of whether a tax benefit is more likely than not to be sustained upon examination by tax authorities.  As of December 31, 2012 and 2011 there were no material uncertain tax positions related to federal and state income tax matters.  The Company is currently open to audit under the statute of limitations by the Internal Revenue Service and state taxing authorities for the years ended June 30, 2009 through December 31, 2012.

MINIMUM REGULATORY CAPITAL REQUIREMENTS	12 Months Ended
Dec. 31, 2012
MINIMUM REGULATORY CAPITAL REQUIREMENTS
MINIMUM REGULATORY CAPITAL REQUIREMENTS

12.                   MINIMUM REGULATORY CAPITAL REQUIREMENTS

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Bank’s financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices.  The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

As of December 31, 2012, quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of Total and Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier 1 capital (as defined) to total assets (as defined).  Management believes, as of December 31, 2012, that the Bank meets all capital adequacy requirements to which it is subject.

As of December 31, 2011, quantitative measures established by regulation to ensure capital adequacy required the Bank to maintain minimum amounts and ratios of Total and Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined), Tier 1 capital (as defined) to average assets (as defined) and tangible capital (as defined) to tangible assets (as defined).  Management believes, as of December 31, 2011, that the Bank meets all capital adequacy requirements to which it is subject.

As of December 31, 2012, the most recent notification from the Office of the Comptroller of the Currency categorized the Bank as well capitalized under the regulatory framework for prompt corrective action.  To be categorized as well capitalized, an institution must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the following tables.  There are no conditions or events since that notification that management believes have changed the Bank’s category.

					Minimum
					To Be Well
			Minimum		Capitalized Under
			Capital		Prompt Corrective
	Actual		Requirement		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
At December 31, 2012

Total Capital to Risk Weighted Assets	$26,153	17.9%	$11,694	8.0%	$14,617	10.0%

Tier 1 Capital to Risk Weighted Assets	24,373	16.7	5,847	4.0	8,770	6.0

Tier 1 Capital to Total Assets	24,373	11.5	8,457	4.0	10,571	5.0

					Minimum
					To Be Well
			Minimum		Capitalized Under
			Capital		Prompt Corrective
	Actual		Requirement		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
At December 31, 2011

Total Capital to Risk Weighted Assets	$20,608	14.2%	$11,611	8.0%	$14,513	10.0%

Tier 1 Capital to Risk Weighted Assets	19,105	13.2	5,805	4.0	8,708	6.0

Tier 1 Capital to Average Assets	19,105	9.6	7,993	4.0	9,991	5.0

Tangible Capital to Tangible Assets	19,105	9.6	2,989	1.5	N/A	N/A

Other capital restrictions

Federal banking regulations place certain restrictions on dividends paid, stock repurchases and other transactions charged to the capital accounts of the Company and the Bank. Capital distributions in the form of dividends paid to the Bank’s stockholder for any one year may not exceed the Bank’s net income for the year to date plus the Bank’s retained net income for the preceding two years.  In addition, dividends paid would be prohibited if the effect thereof would cause the Bank’s capital to be reduced below applicable minimum capital requirements. The Bank and the Company may not pay dividends if those dividends would reduce equity capital below the required liquidation account amount. Refer to Note 18 — Liquidation Account Related to Reorganization for further information.

EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2012
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

13.                     EMPLOYEE BENEFIT PLANS

401(k) plan

The Bank provides a savings and retirement plan for employees, which qualifies under Section 401(k) of the Internal Revenue Code.  All employees who have attained age 21 and have completed one year of employment during which they worked at least 1,000 hours are eligible to participate.  The plan provides for voluntary contributions by participating employees ranging from 1% to 75% of their compensation, subject to certain limitations.  In addition, the Bank will make a matching contribution, equal to 50% of the employee’s contribution.  The Bank’s matching contribution will not exceed 3% of an employee’s salary.  In addition, the Bank may make a discretionary contribution not to exceed 3% of an employee’s salary.  For the years ended December 31, 2012 and 2011, expense attributable to the plan amounted to $146,000 and $110,000, respectively.

Incentive plan

The Bank has an Incentive Plan whereby all employees are eligible to receive a payment if the Bank meets or exceeds certain base standards of performance for its fiscal year.  The structure of the Incentive Plan is to be reviewed on an annual basis by the Board of Directors.  Incentive compensation expense for the years ended December 31, 2012 and 2011 amounted to $182,000 and $68,000, respectively.

Executive supplemental retirement agreements

The Bank has entered into supplemental retirement agreements with certain executive officers, which provide for the payment of specified benefits upon retirement or early termination, as defined in the agreements. For the years ended December 31, 2012 and 2011, total expense applicable to these agreements amounted to $97,000 and $111,000, respectively.

Employee Stock Ownership Plan

The Bank established an ESOP for the benefit of each employee who has reached the age of 21 and has completed at least one year of employment with the Bank.  Benefits may be paid in shares of common stock or in cash, subject to the employees’ right to demand shares.

The ESOP has a loan agreement with the Company whereby $1,237,000 was borrowed for the purpose of purchasing shares of the Company’s common stock.  At December 31, 2012, the loan has 14 remaining annual principal and interest payments of $104,000, all of which are due on the last business day of the respective year.  The loan documents provide that the loan may be repaid over a shorter period, without penalty for prepayments.

The remaining principal balance on the ESOP debt at December 31, 2012, is payable as follows:

Years Ending
December 31,	Amount
(In thousands)

2013	$66
2014	68
2015	71
2016	73
2017	75
Thereafter	800

$1,153

The Bank has committed to make contributions to the ESOP sufficient to support the debt service of the loan.  The loan is secured by the shares purchased, which are held in a suspense account for allocation among the participants as the loan is paid.  Total compensation expenses applicable to the ESOP amounted to $75,000 and $56,000 for the years ended December 31, 2012 and 2011, respectively.

Shares held by the ESOP are as follows:

	At December 31,
	2012	2011

Allocated	51,406	45,507
Committed to be allocated	7,240	5,899
Unallocated	101,367	20,594
Paid out to participants	(9,268)	(9,240)

Total shares held by ESOP	150,745	62,760

Any cash dividends received on allocated shares would be allocated to members and cash dividends received on shares held in suspense would be used to reduce the Bank’s annual contribution to the ESOP.  The fair value of unallocated ESOP shares at December 31, 2012 and 2011 is $1,110,000 and $207,000, respectively. No dividends have been paid to date by the Company.

Share-based compensation plan

In accordance with the Company’s 2009 Equity Incentive Plan, the Company awarded 12,597 stock options and 12,606 shares of restricted stock to eligible participants on February 22, 2012.  The 2009 Plan provides for total awards of 180,035 shares of the Company’s common stock pursuant to grants of restricted stock awards, incentive stock options, non-qualified stock options and stock appreciation rights; provided, however, that shares of stock used to fund stock options greater than 98,000 shares must be obtained through stock repurchases and shares of stock used to fund restricted stock awards greater than 39,200 shares must be obtained through stock repurchases.

The exercise price of each option will be equal to or greater than the market price of the Company’s stock on the date of grant and the maximum term of each option is ten years.  Vesting periods for options and restricted stock granted to directors and officers are three years and five years, respectively, from the date of grant.

The fair value of the stock options granted was estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	2012	2011

Expected dividends	—%	—%
Expected term	6.4 years	6.4 years
Expected volatility	39.00%	35.00%
Risk-free interest rate	1.40%	3.46%

The expected volatility is based on historical volatility.  The risk-free interest rates for periods consistent with the expected term of the awards are based on the U.S. Treasury yield curve in effect at the time of the grant. The expected term is determined using the average of the mathematical mean of the vesting period and the full term of the option rather than estimating based on historical experience. The dividend yield assumption is based on the Company’s history and expectation of dividend payouts.

The following table presents the activity for the 2009 Plan as of and for the years ended December 31, 2012 and 2011:

	Stock Options
	2012		2011
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price

Outstanding at beginning of year	29,884	$9.45	17,283	$9.33
Granted	12,597	$9.58	18,722	$9.55
Forfeited	(1,800)	$9.44	(6,121)	$9.44

Outstanding at end of year	40,681	$9.49	29,884	$9.45

Exercisable at end of year	10,406		3,561

Weighted average fair value of options granted during the year	$3.98		$4.21

Options Outstanding			Options Exercisable
Number	Weighted-Average	Weighted	Number	Weighted
Outstanding	Remaining	Average	Exercisable	Average
as of 12/31/2012	Contractual Life	Exercise Price	as of 12/31/2012	Exercise Price

13,323	7.15 Years	$9.33	6,762	$9.33
14,761	8.15 Years	$9.55	3,644	$9.55
12,597	9.15 Years	9.58	—	$—
40,681	8.13 Years	$9.49	10,406	$9.41

	Non-vested
	Restricted Stock
	2012		2011
	Number of Shares	Weighted Average Grant Date Value	Number of Shares	Weighted Average Grant Date Value

Outstanding at beginning of year	26,322	$8.29	17,283	$7.22
Granted	12,606	$8.68	18,721	$9.02
Forfeited	(1,620)	$8.22	(5,509)	$8.22
Vested	(7,027)	$8.16	(4,173)	$7.22

Outstanding at end of year	30,281	$8.49	26,322	$8.29

As of December 31, 2012, unrecognized share-based compensation expense related to non-vested options amounted to $81,000 and the unrecognized share-based compensation expense related to non-vested restricted stock amounted to $183,000.  Both amounts are expected to be recognized over a weighted average period of 3.1 and 3.0 years, respectively.

For the year ended December 31, 2012, the Company recognized compensation expense for stock options of $35,000 with a related tax benefit of $7,000.  For the year ended December 31, 2012, the Company recognized compensation expense for restricted stock awards of $81,000, with a related tax benefit of $32,000. For the year ended December 31, 2011, the Company recognized compensation expense for stock options of $25,000 with a related tax benefit of $4,000.  For the year ended December 31, 2011, the Company recognized compensation expense for restricted stock awards of $56,000, with a related tax benefit of $22,000.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

14.                     COMMITMENTS AND CONTINGENCIES

Loan commitments

The Bank is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers.  These financial instruments include commitments to extend credit, which involve elements of credit and interest rate risk in excess of the amount recognized in the accompanying consolidated balance sheets.  The Bank’s exposure to credit loss is represented by the contractual amount of the instruments.  The Bank uses the same credit policies in making commitments as it does for on-balance sheet instruments.  Financial instruments whose contract amounts represent credit risk consist of the following:

	At December 31,
	2012	2011
	(In thousands)

Commitments to grant loans	$20,120	$6,083
Unadvanced funds on home equity lines of credit	9,242	8,980
Unadvanced funds on commercial lines of credit	5,110	2,555
Unadvanced funds on construction loans	8,337	6,473
Unadvanced funds on other unsecured personal lines of credit	449	473
Unadvanced funds on commercial real estate loans	1,137	—
Standby letters of credit	25	125

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.  The commitments for all lines of credit may expire without being drawn upon, therefore, the total commitment amounts do not necessarily represent future cash requirements.  The Bank evaluates each customer’s credit worthiness on a case-by-case basis.  Substantially all of these financial instruments, except for unadvanced lines of credit on unsecured personal loans and commercial lines of credit, are secured by real estate.

Standby letters of credit are conditional commitments issued by the Bank to guarantee the performance by a customer to a third party.  The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers.  The maximum potential amount of the Bank’s obligation for standby letters of credit was $25,000 and $125,000 as of December 31, 2012 and 2011, respectively.  The Bank’s outstanding letters of credit generally have a term of less than one year.  If a letter of credit is drawn upon, the Bank may seek recourse through the customer’s underlying line of credit.  If the customer’s line of credit is also in default, the Bank may take possession of the collateral, if any, securing the line of credit.

Lease commitments

Pursuant to the terms of non-cancelable lease agreements in effect at December 31, 2012, pertaining to branch facilities, future minimum rental payments are as follows:

Years Ending
December 31,	Payments
(In thousands)

2013	$183
2014	183
2015	167
2016	55
2017	55
Thereafter	1,155

Total future minimum rental payments	$1,798

One of the leases contains an option to extend for ten additional years.  The cost of such rentals is not included above.

Rental expense, including cancelable leases, amounted to $189,000 and $195,000 for the years ended December 31, 2012 and 2011, respectively.

Employment agreements

The Bank and Company have entered into employment agreements with its Chief Executive Officer and Chief Financial Officer, with initial terms of thirty-six months, that generally provide for a specified minimum annual compensation and the continuation of benefits currently received upon certain termination events, including a change in control, as defined in the agreements.  The employment agreements may be terminated for cause, as defined, without incurring any continuing obligations.  The Company employment agreements do not provide duplicative benefits, but rather, reinforce the obligation of the Bank by providing for the payments required under the employment agreements to the extent that such payments are not or cannot be made by the Bank. The agreements with the Company do not have an automatic reduction in benefits in the event of an excess parachute payment, but such agreements also do not provide for a tax “gross up.” In addition, certain regulatory requirements that are only required to be included in employment agreements between the executives and the Bank are not included in the employment agreements with the Company.

The Bank has also entered into change in control agreements with four officers of the Bank with an initial term of twelve months, which provides for a lump sum severance payment, subject to certain conditions.  These agreements are automatically renewed annually unless a notice of non-renewal is issued upon recommendation from the Board of Directors.

Other contingencies

Various legal claims arise from time to time in the normal course of business which, in the opinion of management, will have no material effect on the Company’s consolidated financial position.

LOANS TO RELATED PARTIES	12 Months Ended
Dec. 31, 2012
LOANS TO RELATED PARTIES
LOANS TO RELATED PARTIES

15.                   LOANS TO RELATED PARTIES

In the ordinary course of business, the Bank grants loans to its Executive Officers and Directors and their affiliates.  Total loans to such persons and their affiliates amounted to $4,500,000 as of December 31, 2012.  During the year ended December 31, 2012, principal payments totaled $1,006,000 and principal advances amounted to $1,308,000.

DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

16.                   DERIVATIVE FINANCIAL INSTRUMENTS

Mortgage loan commitments

The Bank enters into commitments to originate mortgage loans for sale and uses forward commitments to sell such loans, both of which represent derivative instruments. These instruments involve both credit and market risk.

Commitments to originate loans require the Bank to originate a loan at an interest rate that may or may not be fixed upon completion of various underwriting requirements. At December 31, 2012, the Bank had $8,171,000 in outstanding commitments to grant mortgage loans that are intended to be sold, the fair value of which was not material. At December 31, 2011, the Bank had $2,825,000 in outstanding commitments to grant mortgage loans that are intended to be sold, the fair value of which was not material.

Forward commitments to sell loans require the Bank to make delivery at a specific future date of a specified amount, at a specified price or yield. At December 31, 2012, such commitments amounted to $10,777,000, the fair value of which was not material. At December 31, 2011, such commitments amounted to $3,594,000, the fair value of which was not material.

FAIR VALUE OF ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2012
FAIR VALUE OF ASSETS AND LIABILITIES
FAIR VALUE OF ASSETS AND LIABILITIES

17.                     FAIR VALUE OF ASSETS AND LIABILITIES

The Company uses fair value measurements to record fair value adjustments to certain assets and liabilities and to determine their fair value disclosures. The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is best determined based upon quoted market prices. However, in many instances, there are no quoted market prices for the Company’s various financial instruments. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accordingly, the fair value estimates may not be realized in an immediate settlement of the instrument.

Determination of fair value

The following methods and assumptions were used by the Company in estimating fair value disclosures for financial instruments:

Cash and cash equivalents: The carrying amounts of cash and short-term investments approximate fair values.

Securities: Fair values for the Company’s debt securities are obtained from a third-party pricing service and are based on models that consider standard input factors such as observable market data, benchmark yields, interest rate volatilities, broker/dealer quotes, credit spreads and new issue data. No further adjustments to such values are made by the Company.

Federal Home Loan Bank stock: Fair value is based on redemption provisions of the FHLB. The FHLB stock has no quoted market value.

Loans held for sale: Fair value is based on committed secondary market prices.

Loans: For variable-rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values.  Fair values for other loans are estimated using discounted cash flow analyses, using market interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. Fair values for impaired loans are estimated using discounted cash flow analyses or underlying collateral values, where applicable.

Capitalized mortgage servicing rights: Fair value is based on a quarterly, third-party valuation model that calculates the present value of estimated future net servicing income. The model utilizes a variety of assumptions, the most significant of which are loan prepayment assumptions and the discount rate used to discount future cash flows. Prepayment assumptions, which are impacted by loan rates and terms, are calculated using a moving average of prepayment data published by the Securities Industry and Financial Markets Association, third party proprietary analysis of prepayment rates embedded in liquid mortgage securities markets and modeled against the serviced loan portfolio by the third party valuation specialist. The discount rate is the moving average 10-year U.S. Treasury rate plus 5.0% and adjusted to reflect the current credit spreads and conditions in the market. Other assumptions include delinquency rates, foreclosure rates, servicing cost inflation, and annual unit loan cost. All assumptions are adjusted periodically to reflect current circumstances and all are obtained from independent market sources.

Deposits: The fair values for non-certificate accounts are, by definition, equal to the amount payable on demand at the reporting date which is the carrying amount.  Fair values for certificates of deposit are estimated using a discounted cash flow calculation that applies market interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities on time deposits.

Securities sold under agreements to repurchase: The fair value estimate of securities sold under agreements to repurchase approximates carrying value as they mature daily and bear market interest rates.

Short-term FHLB advances: The fair value of short-term FHLB advances approximate carrying value, as they generally mature within 90 days.

Long-term FHLB advances: The fair value for long-term FHLB advances is estimated using discounted cash flow analyses based on current market borrowing rates for similar types of borrowing arrangements.

Mortgagors’ escrow accounts: The fair values disclosed for mortgagors’ escrow accounts are equal to the amounts payable on demand at the reporting date (i.e. their carrying amounts).

Accrued interest:  The carrying amounts of accrued interest approximate fair value.

Forward loan sale commitments and derivative loan commitments: Fair value is determined using secondary market pricing, including expected normal servicing rights. In estimating fair value, the Bank assigns a probability to a loan commitment based on an expectation that it will be exercised and the loan will be funded.

Off-balance sheet instruments:  Fair values for off-balance sheet, credit-related financial instruments are based on fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the counterparties’ credit standing.  At December 31, 2012 and 2011, the fair value of commitments outstanding is not significant since fees charged are not material.

Assets and liabilities measured at fair value on a recurring basis

Assets measured at fair value on a recurring basis are summarized below.

				Total
				Assets
	Level 1	Level 2	Level 3	at Fair Value
	(In thousands)
At December 31, 2012

Assets

Securities available for sale
Residential mortgage-backed securities	$—	$8,184	$—	$8,184

At December 31, 2011

Assets

Securities available for sale
Government-sponsored enterprise obligations	$—	$503	$—	$503
Residential mortgage-backed securities	—	3,671	—	3,671
Total securities available for sale	$—	$4,174	$—	$4,174

The Company did not have any significant transfers of assets between levels 1 and 2 of the fair value hierarchy during the year ended December 31, 2012.

Assets and liabilities measured at fair value on a non-recurring basis

The Company may also be required, from time to time, to measure certain other financial assets on a non-recurring basis in accordance with generally accepted accounting principles. These adjustments to fair value usually result from application of lower-of-cost-or-market accounting or write-downs of individual assets.  There are no liabilities measured at fair value on a non-recurring basis at December 31, 2012 and 2011.  The following table summarizes the fair value hierarchy used to determine each adjustment and the carrying value of the related individual assets as of December 31, 2012 and 2011. The fair value adjustments represent the amount of write down recorded during the years ended December 31, 2012 and 2011 on the assets held at December 31, 2012 and 2011, respectively.

				Assets	Adjustments
	Level 1	Level 2	Level 3	at Fair Value	to Fair Value
	(In thousands)
At December 31, 2012

Impaired loans	$—	$—	$2,763	$2,763	$(320)
Other real estate owned	—	—	203	203	(19)
	$—	$—	$2,966	$2,966	$(339)

				Fair Value	Adjustments
	Level 1	Level 2	Level 3	Adjustments	to Fair Value
	(In thousands)
At December 31, 2011

Impaired loans	$—	$—	$1,028	$1,028	$(319)
Other real estate owned	—	—	30	30	(14)
	$—	$—	$1,058	$1,058	$(333)

Fair values of impaired loans are based on the appraised value of the underlying collateral considering discounting factors, if deemed appropriate, and as adjusted for selling costs. These appraised values may be discounted based on management’s historical knowledge, expertise or changes in market conditions from time of valuation. Fair value adjustments are reflected in the provision for loan losses.

Other real estate owned values are estimated using level 2 inputs based on appraisals of similar properties obtained from a third party. For level 3 inputs, fair values are based on management estimates.

Summary of fair value of financial instruments

The estimated fair values and related carrying amounts of the Company’s financial instruments are as follows. Certain financial instruments and all nonfinancial instruments are exempt from disclosure requirements.  Accordingly, the aggregate fair value amounts presented herein may not necessarily represent the underlying fair value of the Company.

	December 31, 2012
	Carrying	Fair Value
	Amount	Level 1	Level 2	Level 3	Total
	(In thousands)
Financial assets:
Cash and cash equivalents	$6,789	$6,789	$—	$—	$6,789
Securities available for sale	8,184	—	8,184	—	8,184
Securities held to maturity	1,594	—	1,731	—	1,731
FHLB stock	2,861	2,861	—	—	2,861
Loans held for sale	2,606	2,642	—	—	2,642
Loans, net	180,599	—	—	193,764	193,764
Accrued interest receivable	617	617	—	—	617
Capitalized mortgage servicing rights	890	—	1,099	—	1,099

Financial liabilities:
Deposits	$154,439	$—	$154,860	$—	$154,860
Long-term FHLB advances	23,600	—	24,100	—	24,100
Mortgagors’ escrow accounts	1,034	1,034	—	—	1,034
Accrued interest payable	60	60	—	—	60

	December 31, 2011
	Carrying	Fair Value
	Amount	Level 1	Level 2	Level 3	Total
	(In thousands)
Financial assets:
Cash and cash equivalents	$19,083	$19,083	$—	$—	$19,083
Securities available for sale	4,174	—	4,174	—	4,174
Securities held to maturity	2,322	—	2,506	—	2,506
FHLB stock	3,111	3,111	—	—	3,111
Loans held for sale	769	780	—	—	780
Loans, net	161,120	—	—	165,806	165,806
Accrued interest receivable	627	627	—	—	627
Capitalized mortgage servicing rights	458	—	493	—	493

Financial liabilities:
Deposits	$151,085	$—	$151,277	$—	$151,277
Securities sold under agreements to repurchase	573	573	—	—	573
Long-term FHLB advances	25,121	—	25,660	—	25,660
Mortgagors’ escrow accounts	730	730	—	—	730
Accrued interest payable	79	79	—	—	79

LIQUIDATION ACCOUNT RELATED TO REORGANIZATION	12 Months Ended
Dec. 31, 2012
LIQUIDATION ACCOUNT RELATED TO REORGANIZATION
LIQUIDATION ACCOUNT RELATED TO REORGANIZATION

18.                     LIQUIDATION ACCOUNT RELATED TO REORGANIZATION

On  November 28, 2011, the Boards of Directors of Georgetown Federal, Georgetown Bancorp, MHC and the Bank each unanimously adopted a Plan of Conversion or Reorganization of the Mutual Holding Company (the “Plan”) pursuant to which the Georgetown Bancorp, MHC undertook a “second-step” conversion and ceased to exist.  Georgetown Bancorp, MHC reorganized from a two-tier mutual holding company structure to a fully public stock holding company structure effective July 11, 2012.

In accordance with Board of Governors of the Federal Reserve System regulations, at the time of the reorganization, the Company substantially restricted retained earnings by establishing a liquidation account.  The liquidation account will be maintained for the benefit of eligible account holders who continue to maintain their accounts at the Bank after conversion.  The Bank will establish a parallel liquidation account to support the Company’s liquidation account in the event the Company does not have sufficient assets to fund its obligations under its liquidation account.  The liquidation accounts will be reduced annually to the extent that eligible account holders have reduced their qualifying deposits.  Subsequent increases will not restore an eligible account holder’s interest in the liquidation accounts.  In the event of a complete liquidation of the Bank or the Company, each account holder will be entitled to receive a distribution in an amount proportionate to the adjusted qualifying account balances then held.  The Bank may not pay dividends if those dividends would reduce equity capital below the required liquidation account amount.

CONDENSED PARENT COMPANY FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2012
CONDENSED PARENT COMPANY FINANCIAL STATEMENTS
CONDENSED PARENT COMPANY FINANCIAL STATEMENTS

19.                     CONDENSED PARENT COMPANY FINANCIAL STATEMENTS

The condensed balance sheets of the parent company are as follows:

BALANCE SHEETS

	At December 31,
	2012	2011
	(In thousands)

ASSETS

Non-interest bearing deposit in the Bank	$4,840	$745
Loan to the Bank for ESOP	1,153	343
Investment in subsidiary	24,556	19,239
Other assets	14	5

Total assets	$30,563	$20,332

LIABILITIES AND STOCKHOLDERS’ EQUITY

Other liabilities	$—	$3
Stockholders’ equity	30,563	20,329

Total liabilities and stockholders’ equity	$30,563	$20,332

The condensed statements of net income of the parent company are as follows:

STATEMENTS OF INCOME

	Years Ended
	December 31,
	2012	2011
	(In thousands)

Interest income on ESOP loan	$33	$54
Non-interest expense	105	65
Loss before income taxes and equity in undistributed net income of the Bank	(72)	(11)
Applicable income tax benefit	29	4

Loss before equity in undistributed net income of subsidiary	(43)	(7)

Equity in undistributed net income of subsidiary	991	1,018

Net income	$948	$1,011

The condensed statements of cash flows of the parent company are as follows:

	Years Ended
	December 31,
	2012	2011
	(In thousands)

Cash flows from operating activities:
Net income	$948	$1,011
Adjustments to reconcile net income to net cash provided by operating activities:
Repayment of ESOP loan	85	83
Equity in undistributed income of subsidiary	(991)	(1,018)
Other, net	(28)	(43)
Net cash provided by operating activities	14	33

Cash flows from investing activities:
Capital contribution to the Bank	(4,966)	—
Net cash used by investing activities	(4,966)	—

Cash flows from financing activities:
Net proceeds from issuance of common stock	9,050	—
Purchase of treasury stock	(8)
Cash received from Georgetown Bancorp, MHC due to reorganization	5
Net cash provided by financing activities	9,047	—

Net change in cash and cash equivalents	4,095	33

Cash and cash equivalents at beginning of period	745	712

Cash and cash equivalents at end of period	$4,840	$745

Supplementary information:
Transfer from other assets to ESOP loan with the Bank	$15	$—

QUARTERLY DATA (UNAUDITED)	12 Months Ended
Dec. 31, 2012
QUARTERLY DATA (UNAUDITED)
QUARTERLY DATA (UNAUDITED)

20.                     QUARTERLY DATA (UNAUDITED)

A summary of consolidated operating results on a quarterly basis is as follows:

	Years Ended December 31,
	2012				2011
	Fourth	Third	Second	First	Fourth	Third	Second	First
	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter
	(In thousands, except per share data)

Interest and dividend income	$2,288	$2,180	$2,256	$2,321	$2,558	$2,573	$2,777	$2,797
Interest expense	360	379	447	502	519	581	646	670

Net interest income	1,928	1,801	1,809	1,819	2,039	1,992	2,131	2,127
Provision for loan losses	38	67	31	64	124	80	681	64

Net interest income, after provision for loan losses	1,890	1,734	1,778	1,755	1,915	1,912	1,450	2,063
Non-interest income	785	616	329	283	363	203	198	226
Non-interest expenses	1,995	1,958	1,905	1,805	1,606	1,664	1,707	1,759

Income (loss) before income taxes	680	392	202	233	672	451	(59)	530

Income tax provision (benefit)	264	148	67	80	257	167	(39)	198

Net income (loss)	$416	$244	$135	$153	$415	$284	$(20)	$332

Income (loss) per share:
Basic	$0.23	$0.13	$0.07	$0.08	$0.22	$0.15	$(0.01)	$0.17
Diluted	$0.23	$0.13	$0.07	$0.08	$0.22	$0.15	$(0.01)	$0.17

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation and consolidation

Basis of presentation and consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, the Bank. The Bank’s financial statements include its wholly-owned subsidiary, Georgetown Securities Corporation, which engages in the buying, selling and holding of securities.  All significant intercompany balances and transactions have been eliminated in consolidation.

Segment reporting

Segment reporting

Generally, financial information is required to be reported on the basis that it is used internally for evaluating segment performance and deciding how to allocate resources to segments.  Management evaluates the Company’s performance and allocates resources based on a single segment concept.  Accordingly, there are no separately identified operating segments for which discrete financial information is available.  The Company does not derive revenues from, or have assets located in, foreign countries, nor does it derive revenues from any single customer that represents 10% or more of the Company’s total revenues.

Use of estimates

Use of estimates

In preparing consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”), management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the balance sheet and reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses and the realizability of deferred tax assets.

Fair value hierarchy

Fair value hierarchy

The Company groups its assets and liabilities measured at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value as follows:

Level l - Valuation is based on quoted prices in active markets for identical assets or liabilities.  Level l assets and liabilities generally include debt and equity securities that are traded in an active exchange market.

Level 2 - Valuation is based on observable inputs other than Level l prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Valuation is based on unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.  Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Reclassifications	Reclassifications Certain amounts in the 2011 consolidated financial statements have been reclassified to conform to the 2012 presentation.
Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents include cash, amounts due from banks and short-term investments, all of which mature within 90 days, and are carried at cost.
Securities

Securities

Debt securities that management has the positive intent and ability to hold to maturity are classified as “held to maturity” and reflected at amortized cost.  Securities classified as “available for sale” are reflected at fair value, with unrealized gains and losses excluded from earnings and reported in other comprehensive income/loss, net of tax effects.

Purchase premiums and discounts are amortized to earnings by the interest method over the contractual lives of the securities. Gains and losses on sale of securities are recognized on the trade date and determined using the specific identification method.

Each reporting period, the Company evaluates all securities classified as available-for-sale or held-to-maturity with a decline in fair value below the amortized cost of the investment to determine whether or not the impairment is deemed to be other-than-temporary (“OTTI”).

For debt securities, OTTI is required to be recognized (1) if the Company intends to sell the security; (2) if it is “more likely than not” that the Company will be required to sell the security before recovery of its amortized cost basis; or (3) the present value of expected cash flows is not sufficient to recover the entire amortized cost basis. For all impaired debt securities that the Company intends to sell, or more likely than not will be required to sell, the full amount of the depreciation is recognized as OTTI through earnings. Credit-related OTTI for all other impaired debt securities is recognized through earnings. Non-credit related OTTI for such debt securities is recognized in other comprehensive income, net of applicable taxes.

Federal Home Loan Bank stock

Federal Home Loan Bank stock

As a member of the Federal Home Loan Bank of Boston (“FHLB”), the Bank is required to invest in $100 par value stock of the FHLB.  The FHLB capital structure mandates that members must own stock as determined by their Total Stock Investment Requirement which is the sum of a member’s Membership Stock Investment Requirement and Activity-Based Stock Investment Requirement.  The Membership Stock Investment Requirement is calculated as 0.35% of a member’s Stock Investment Base, subject to a minimum investment of $10,000 and a maximum investment of $25,000,000.  The Stock Investment Base is an amount calculated based on certain assets held by a member that are reflected on call reports submitted to applicable regulatory authorities.  The Activity-Based Stock Investment Requirement is calculated as 3.0% for overnight advances, 4.0% for FHLB advances with original terms to maturity of two days to three months and 4.5% for other advances plus a percentage of advance commitments, 0.5% of standby letters of credit issued by the FHLB and 4.5% of the value of intermediated derivative contracts.  Management evaluates the Bank’s investment in FHLB stock for other-than-temporary impairment at least on a quarterly basis and more frequently when economic or market conditions warrant such evaluation.  Based on its most recent analysis of the FHLB as of December 31, 2012, management deems its investment in FHLB stock to be not other-than-temporarily impaired.

Loans held for sale

Loans held for sale

Loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value in the aggregate.  Net unrealized losses, if any, are recognized through a valuation allowance by charges to income.  Fair value is based on committed secondary market prices.

Loans

Loans

The loan portfolio consists of mortgage, business and consumer loans to the Bank’s customers, principally in the eastern Massachusetts region and southern New Hampshire.  The ability of the Bank’s debtors to honor their contracts is dependent upon the real estate market and general economic conditions in this area.

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are generally reported at their outstanding unpaid principal balances adjusted for the allowance for loan losses and any deferred fees or costs on originated loans.  Interest income is accrued on the unpaid principal balance.  Loan origination costs, net of origination fees, are deferred and recognized as an adjustment of the related loan yield using the interest method.

The accrual of interest on loans, including impaired loans, is generally recognized on a simple interest basis and is discontinued at the time the loan is 90 days past due, unless the credit is well secured and in process of collection.  Past due status is based on the contractual terms of the loans.  Loans are placed on non-accrual or charged-off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but not collected for loans that are placed on non-accrual or charged-off is reversed against interest income.  The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual.  Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Allowance for loan losses

Allowance for loan losses

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to earnings.  Loan losses are charged against the allowance when management believes the uncollectability of a loan balance is confirmed.  Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a monthly basis by management and is based upon management’s monthly review of the collectability of the loans in light of known and inherent risks in the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions.  Additionally, as part of the evaluation of the level of the allowance for loan losses, on a quarterly basis management analyzes several qualitative loan portfolio risk factors including, but not limited to, charge-off history, changes in management or underwriting policies, current economic conditions, delinquency statistics, geographic and industry concentrations, the adequacy of the underlying collateral, the financial strength of the borrower and results of internal and external loan reviews. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

The allowance for loan losses consists of specific, general and unallocated components.  The specific component relates to loans that are classified as impaired.  For such loans that are classified as impaired, an allowance for loan losses is established when the discounted cash flows or the fair value of the existing collateral (less cost to sell) of the impaired loan is lower than the carrying value of that loan.  The general component covers non-impaired loans and is based on historical loss experience adjusted for qualitative factors.  An unallocated component may be maintained to cover uncertainties that could affect management’s estimate of probable losses.

A loan is considered impaired when, based on current information and events, it is probable that the Bank will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement.  Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due.  Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.

The Bank periodically may agree to modify the contractual terms of loans. When a loan is modified and a concession is made to a borrower experiencing financial difficulty, the modification is considered a troubled debt restructuring (“TDR”).  All TDRs are initially classified as impaired.

Adjustable-rate mortgage loans decrease the risk associated with changes in market interest rates by periodically repricing, but involve other risks because, as interest rates increase, the underlying payments by the borrower increase, thus increasing the potential for default by the borrower. At the same time, the marketability of the underlying collateral may be adversely affected by higher interest rates. Upward adjustment of the contractual interest rate is also limited by the maximum periodic and lifetime interest rate adjustments permitted by our loan documents and, therefore, the effectiveness of adjustable-rate mortgage loans may be limited during periods of rapidly rising interest rates.

Loans secured by commercial real estate, multi-family and one- to four-family investment properties, generally involve larger principal amounts and a greater degree of risk than one- to four-family residential mortgage loans. Because payments on loans secured by commercial real estate, including multi-family and one- to four-family investment properties, are often dependent on successful operation or management of the properties, repayment of such loans may be affected by adverse conditions in the real estate market or the economy.

Unlike residential mortgage loans, which generally are made on the basis of the borrower’s ability to make repayment from his or her employment or other income, and which are secured by real property whose value tends to be more easily ascertainable, commercial business loans generally are made on the basis of the borrower’s ability to repay the loan from the cash flow of the borrower’s business. As a result, the availability of funds for the repayment of commercial business loans may depend substantially on the success of the business itself. Further, any collateral securing the loans may depreciate over time, may be difficult to appraise and may fluctuate in value.

Construction and development financing is generally considered to involve a higher degree of credit risk than long-term financing on improved, owner-occupied real estate. Risk of loss on a construction loan depends largely upon the accuracy of the initial estimate of the value of the property at completion of construction compared to the estimated cost (including interest) of construction and other assumptions. If the estimate of construction cost proves to be inaccurate, we may be required to advance funds beyond the amount originally committed in order to protect the value of the property. Additionally, if the estimate of value proves to be inaccurate, we may be confronted with a project, when completed, having a value that is insufficient to assure full repayment.

Other real estate owned and in-substance foreclosures

Other real estate owned and in-substance foreclosures

Other real estate owned includes properties acquired through foreclosure and properties classified as in-substance foreclosures in accordance with Accounting Standards Codification (“ASC”) 310-40, “Receivables — Troubled Debt Restructuring by Creditors.”  These properties are carried at the lower of cost or estimated fair value less estimated costs to sell.  Any write down from cost to estimated fair value required at the time of foreclosure or classification as in-substance foreclosure is charged to the allowance for loan losses.

Expenses incurred in connection with maintaining these assets, subsequent write downs and gains or losses recognized upon sale are included in other general and administrative expense.

In accordance with ASC 310-10-35, “Receivables - Overall - Subsequent Measurements,” the Bank classifies loans as in-substance repossessed or foreclosed if the Bank receives physical possession of the debtor’s assets regardless of whether formal foreclosure proceedings take place.

Loan Servicing

Loan Servicing

The Bank services mortgage loans for others.  Mortgage servicing assets are recognized at fair value, as separate assets when rights are acquired through purchase or through sale of financial assets.  Initial fair value is determined using prices for similar assets with similar characteristics. Capitalized servicing rights are reported in other assets and are amortized into loan servicing fee income in proportion to, and over the period of, the estimated future net servicing income of the underlying financial assets.  Servicing assets are evaluated for impairment based upon the fair value of the rights as compared to amortized cost.  Impairment is determined by stratifying rights by predominant risk characteristics, such as interest rates and terms.  Fair value is based on a quarterly, third-party valuation model that calculates the present value of estimated future net servicing income.  Impairment is recognized through a valuation allowance for an individual stratum, to the extent that fair value is less than the capitalized amount for the stratum.  Changes in the valuation allowance are reported in loan servicing fee income.

Derivative financial instruments

Derivative financial instruments

Derivative financial instruments are recognized as assets and liabilities on the consolidated balance sheets and measured at fair value.

Derivative Loan Commitments

Mortgage loan commitments are referred to as derivative loan commitments if the loan that will result from exercise of the commitment will be held for sale upon funding.  Loan commitments that are derivatives are recognized at fair value on the consolidated balance sheets in other assets and other liabilities with changes in their fair values recorded in mortgage banking income. Fair value is determined using secondary market pricing, including expected normal servicing rights. In estimating fair value, the Bank assigns a probability to a loan commitment based on an expectation that it will be exercised and the loan will be funded.

Forward Loan Sale Commitments

To protect against the price risk inherent in derivative loan commitments, the Bank utilizes both “mandatory delivery” and “best efforts” forward loan sale commitments to mitigate the risk of potential decreases in the values of loans that would result from the exercise of the derivative loan commitments. Mandatory delivery contracts are accounted for as derivative instruments.  Generally, the Bank’s best efforts contracts meet the definition of derivative instruments when the loans to the underlying borrowers close and are accounted for as derivative instruments at that time.  Accordingly, forward loan sale commitments are recognized at fair value on the consolidated balance sheets in other assets and other liabilities with changes in their fair values recorded in mortgage banking income.

The Bank estimates the fair value of its forward loan sales commitments using a methodology similar to that used for derivative loan commitments.

Premises and equipment

Premises and equipment

Land is carried at cost.  Buildings, leasehold improvements and equipment are stated at cost less accumulated depreciation and amortization.  Depreciation and amortization are computed principally on the straight-line method over the estimated useful lives of the assets or the expected terms of the leases, if shorter.  Expected terms include lease option periods to the extent that the exercise of such options is reasonably assured.

Bank-owned life insurance

Bank-owned life insurance

Bank-owned life insurance policies are reflected on the consolidated balance sheets at cash surrender value. Changes in cash surrender value are reflected in non-interest income on the consolidated statements of comprehensive income.

Transfers of financial assets

Transfers of financial assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered.  Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Income taxes

Income taxes

Deferred income tax assets and liabilities are determined using the liability (or balance sheet) method.  Under this method, the net deferred tax asset or liability is determined based on the tax effects of the temporary differences between the book and tax bases of the various balance sheet assets and liabilities and gives current recognition to changes in tax rates and laws.  A valuation allowance is established against deferred tax assets when, based upon the available evidence including historical and projected taxable income, it is more likely than not that some or all of the deferred tax assets will not be realized.  The Company does not have any uncertain tax positions at December 31, 2012 which require accrual or disclosure.

Income tax benefits related to stock compensation in excess of grant date fair value less any proceeds on exercise are recognized as an increase to additional paid-in capital upon vesting or exercising and delivery of the stock. Any income tax effects related to stock compensation that are less than grant date fair value less any proceeds on exercise would be recognized as a reduction of additional paid in capital to the extent of previously recognized income tax benefits and then through income tax expense for the remaining amount.

Advertising costs	Advertising costs Advertising costs are expensed when incurred.
Employee Stock Ownership Plan

Employee Stock Ownership Plan

Compensation expense for the ESOP is recorded at an amount equal to the shares committed to be allocated by the ESOP multiplied by the average fair market value of the shares during the period. The Bank recognizes compensation expense ratably over the year based upon the Bank’s estimate of the number of shares expected to be allocated by the ESOP. Unearned compensation applicable to the ESOP is reflected as a reduction of stockholders’ equity in the consolidated balance sheets. The difference between the average fair market value and the cost of the shares allocated by the ESOP is recorded as an adjustment to additional paid-in capital.

Share-based Compensation Plan

Share-based Compensation Plan

The Company measures and recognizes compensation cost relating to share-based payment transactions based on the grant-date fair value of the equity instruments issued.  Share-based compensation is recognized over the period the employee is required to provide services for the award.  Reductions in compensation expense associated with forfeited options are estimated at the date of grant, and this estimated forfeiture rate is adjusted quarterly based on actual forfeiture experience.  The Company uses the Black-Scholes option-pricing model to determine the fair value of stock options granted.

Earnings per share

Earnings per share

Basic earnings per share represents net income available to common stockholders divided by the weighted-average number of common shares outstanding during the period.  If rights to dividends on unvested options/awards are non-forfeitable, these unvested awards/options are considered outstanding in the computation of basic earnings per share.  Diluted earnings per share reflects additional common shares that would have been outstanding if dilutive potential common shares had been issued, as well as any adjustment to income that would result from the assumed issuance.  Potential common shares that may be issued by the Company relate to outstanding stock options and restricted stock awards and are determined using the treasury stock method.

Unallocated ESOP shares are not deemed outstanding for earnings per share calculations.

Earnings per common share have been computed based on the following:

	Years Ended December 31,
	2012	2011

Net income available to common stockholders	$948,000	$1,011,000

Basic common shares:
Weighted average shares outstanding	1,909,139	1,903,396
Less: Weighted average unallocated ESOP shares	(61,565)	(23,774)
Add: Weighted average unvested restricted stock shares with non-forfeitable dividend rights	29,651	25,543
Basic weighted average common shares outstanding	1,877,225	1,905,165

Dilutive potential common shares	3,498	174

Diluted weighted average common shares outstanding	1,880,723	1,905,339

Basic earnings per share	$0.51	$0.53

Diluted earnings per share	$0.51	$0.53

Options to purchase 13,323 shares, 14,761 shares and 12,597 shares that were granted in February 2010, 2011 and 2012, respectively, were included in the computation of diluted earnings per share for the year ended December 31, 2012. Options to purchase 14,222 shares that were granted in February 2010 were included in the computation of diluted earnings per share for the year ended December 31, 2011.  Options to purchase 15,661 shares that were granted in February 2011 were not included in the computation of diluted earnings per share for the year ended December 31, 2011, because to do so would have been antidilutive.

Comprehensive income

Comprehensive income

Accounting principles generally require that recognized revenue, expenses, gains and losses be included in operating results.  Although certain changes in assets and liabilities, such as unrealized gains and losses on securities available for sale, are reported as a separate component of the stockholders’ equity section of the consolidated balance sheets, such items, along with net income, are components of comprehensive income.

Recent accounting pronouncements

Recent accounting pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-02, “Receivables (Topic 310):  A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring.” This ASU provides additional guidance or clarification to help creditors determine whether a restructuring constitutes a troubled debt restructuring. For public entities, the amendments in this ASU are effective for the first interim or annual period beginning on or after June 15, 2011, and should be applied retrospectively to the beginning of the annual period of adoption. As a result of applying these amendments, an entity may identify receivables that are newly considered impaired, and should measure impairment on those receivables prospectively for the first interim or annual period beginning on or after June 15, 2011. Additional disclosures are also required under this ASU. On July 1, 2011 the Company adopted this ASU. Refer to Note 6 — Loans and Servicing for further information.

In April 2011, the FASB issued ASU 2011-03, “Transfers and Servicing (Topic 860):  Reconsideration of Effective Control for Repurchase Agreements.” The objective of this ASU is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. This ASU prescribes when an entity may or may not recognize a sale upon the transfer of financial assets subject to repurchase agreements. The guidance in this ASU is effective for the first interim or annual period beginning on or after December 15, 2011. Early adoption is not permitted.  The adoption of this guidance did not have a material impact on the Company’s financial position or results of operation.

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (topic 820):  Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards.” The amendments in this ASU explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. The amendments in this ASU are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011.  The adoption of this guidance did not have a material impact on the Company’s financial position or results of operation.

In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income (Topic 220):  Presentation of Comprehensive Income.” The objective of this ASU is to improve the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. Under this ASU, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. An entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. An entity is required to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented. The amendments in this ASU should be applied retrospectively. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of this guidance is reflected in the statements of comprehensive income.

In December 2011, the FASB issued ASU 2011-11, “Balance Sheet (Topic 210):  Disclosures about Offsetting Assets and Liabilities.” This ASU is to enhance current disclosures. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The amendments in this ASU are effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Company does not anticipate that the adoption of this guidance will have a material impact on its consolidated financial statements.

In December 2011, the FASB issued ASU 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05.”  The amendments in this update defer those changes in ASU 2011-05 that relate to the presentation of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented.  All other requirements in ASU 2011-05 are not affected by this update.  The amendments are effective during interim and annual periods beginning after December 15, 2011.  The required disclosures have been reflected in the accompanying consolidated financial statements.

In October 2012, the FASB issued ASU 2012-06, “Business Combinations (Topic 805): Subsequent Accounting for an Indemnification Asset Recognized at the Acquisition Date as a Result of a Government-Assisted Acquisition of a Financial Institution.”  The amendments in this update clarify the applicable guidance for subsequently measuring an indemnification asset recognized as a result of a government-assisted acquisition of a financial institution.  For public and nonpublic entities, the amendments in this update are effective for fiscal years, and interim periods within those years, beginning on or after December 15, 2012.  The Company does not anticipate that the adoption of this guidance will have a material impact on its consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.”  The amendments in this update do not change the current requirements for reporting net income or other comprehensive income in financial statements.  However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component.  In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period.  For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts.  The amendments are effective prospectively for reporting periods beginning after December 15, 2013.  Early adoption is permitted.  The adoption of ASU 2013-02 is not expected to have a material impact on the Company’s consolidated financial statements.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of basis of computation of earnings per common share

	Years Ended December 31,
	2012	2011

Net income available to common stockholders	$948,000	$1,011,000

Basic common shares:
Weighted average shares outstanding	1,909,139	1,903,396
Less: Weighted average unallocated ESOP shares	(61,565)	(23,774)
Add: Weighted average unvested restricted stock shares with non-forfeitable dividend rights	29,651	25,543
Basic weighted average common shares outstanding	1,877,225	1,905,165

Dilutive potential common shares	3,498	174

Diluted weighted average common shares outstanding	1,880,723	1,905,339

Basic earnings per share	$0.51	$0.53

Diluted earnings per share	$0.51	$0.53

SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
SHORT-TERM INVESTMENTS
Summary of short-term investments, included in cash and cash equivalents
	At December 31,
	2012	2011
	(In thousands)

FHLB Ideal Way	$201	$2,024
Federal Reserve	3,677	—
Federal funds sold	683	7,460
Shay Asset Management Fund	—	1

	$4,561	$9,485

SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
SECURITIES
Summary of securities

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In thousands)

At December 31, 2012

Securities available for sale

Residential mortgage-backed securities	$7,900	$284	$—	$8,184

Securities held to maturity

Residential mortgage-backed securities	$1,594	$137	$—	$1,731

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In thousands)

At December 31, 2011

Securities available for sale

Government-sponsored enterprise obligations	$502	$1	$—	$503
Residential mortgage-backed securities	3,464	207	—	3,671

Total securities available for sale	$3,966	$208	$—	$4,174

Securities held to maturity

Residential mortgage-backed securities	$2,322	$184	$—	$2,506

Schedule of amortized cost and estimated fair value of debt securities by contractual maturity
	Available for Sale		Held to Maturity
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
(In thousands)

Residential mortgage-backed securities	$7,900	$8,184	$1,594	$1,731

LOANS AND SERVICING (Tables)	12 Months Ended
Dec. 31, 2012
LOANS AND SERVICING
Summary of loans

	December 31,
	2012	2011
	(In thousands)
Residential loans:
One- to four-family	$95,546	$62,613
Home equity loans and lines of credit	15,560	17,118
Total residential mortgage loans	111,106	79,731

Commercial loans:
One- to four-family investment property	11,355	10,816
Multi-family real estate	5,346	13,037
Commercial real estate	32,730	25,399
Commercial business	8,653	10,137
Total commercial loans	58,084	59,389

Construction loans:
One- to four-family	7,379	11,941
Multi-family	3,665	10,656
Non-residential	1,161	629
Total construction loans	12,205	23,226

Consumer	414	451

Total loans	181,809	162,797

Other items:
Net deferred loan costs	570	147
Allowance for loan losses	(1,780)	(1,824)

Total loans, net	$180,599	$161,120

Schedule of analysis of allowance for loan losses

	Years Ended
	December 31,
	2012	2011
	(In thousands)

Balance at beginning of period	$1,824	$1,651
Provision for loan losses	200	949
Recoveries	142	12
Charge-offs	(386)	(788)

Balance at end of period	$1,780	$1,824

Schedule of information pertaining to the allowance for loan losses by portfolio segment

Further information pertaining to the allowance for loan losses at and for the year ended December 31, 2012 follows:

	Residential		Commercial				Construction
	One- to four- family	Home equity loans and lines of credit	One- to four- family investment property	Multi-family real estate	Commercial real estate	Commercial business	One- to four- family	Multi-family	Non- residential	Consumer	Total
	(In thousands)

Allowance for loan losses

Beginning Balance	$346	$341	$59	$98	$400	$234	$228	$98	$11	$9	$1,824
Charge-offs	(144)	—	—	—	—	(13)	(191)	—	—	(38)	(386)
Recoveries	137	—	—	—	—	—	—	—	—	5	142
Provision (benefit)	39	(87)	3	(58)	268	(62)	112	(64)	14	35	200
Ending Balance	$378	$254	$62	$40	$668	$159	$149	$34	$25	$11	$1,780

Ending balance:
individually evaluated for impairment	$93	$13	$—	$—	$214	$—	$—	$—	$—	$—	$320

Ending balance:
collectively evaluated for impairment	$285	$241	$62	$40	$454	$159	$149	$34	$25	$11	$1,460

Loans

Ending Balance	$95,546	$15,560	$11,355	$5,346	$32,730	$8,653	$7,379	$3,665	$1,161	$414	$181,809

Ending balance:
individually evaluated for impairment	$658	$45	$—	$—	$2,412	$—	$—	$—	$—	$—	$3,115

Ending balance:
collectively evaluated for impairment	$94,888	$15,515	$11,355	$5,346	$30,318	$8,653	$7,379	$3,665	$1,161	$414	$178,694

Further information pertaining to the allowance for loan losses at December 31, 2011 follows:

	Residential		Commercial				Construction
	One- to four- family	Home equity loans and lines of credit	One- to four- family investment property	Multi-family real estate	Commercial real estate	Commercial business	One- to four- family	Multi-family	Non- residential	Consumer	Total
	(In thousands)

Allowance for loan losses

Beginning Balance	$233	$320	$60	$106	$431	$304	$93	$83	$6	$15	$1,651
Charge-offs	—	(741)	—	—	(10)	(3)	—	—	—	(34)	(788)
Recoveries	9	—	—	—	—	1	—	—	—	2	12
Provision (benefit)	104	762	(1)	(8)	(21)	(68)	135	15	5	26	949
Ending Balance	$346	$341	$59	$98	$400	$234	$228	$98	$11	$9	$1,824

Ending balance:
individually evaluated for impairment	$185	$13	$—	$—	$—	$—	$121	$—	$—	$—	$319

Ending balance:
collectively evaluated for impairment	$161	$328	$59	$98	$400	$234	$107	$98	$11	$9	$1,505

Loans

Ending Balance	$62,613	$17,118	$10,816	$13,037	$25,399	$10,137	$11,941	$10,656	$629	$451	$162,797

Ending balance:
individually evaluated for impairment	$898	$13	$—	$—	$314	$—	$1,168	$1,269	$—	$—	$3,662

Ending balance:
collectively evaluated for impairment	$61,715	$17,105	$10,816	$13,037	$25,085	$10,137	$10,773	$9,387	$629	$451	$159,135

Summary of past-due and non-accrual loans

The following is a summary of past-due and non-accrual loans at December 31, 2012:

	Loans delinquent for:						90 days
			90 days	Total	Total	Total	or more	Non-accrual
	30 - 59 Days	60 - 89 Days	or more	Past Due	Current	Loans	and accruing	Loans
	(In thousands)

Residential loans:
One- to four-family	$—	$284	$374	$658	$94,888	$95,546	$—	$658
Home equity loans and lines of credit	16	—	399	415	15,145	15,560	—	412

Commercial loans:
One- to four-family investment property	—	—	—	—	11,355	11,355	—	—
Multi-family real estate	—	—	—	—	5,346	5,346	—	—
Commercial real estate	1,258	—	—	1,258	31,472	32,730	—	2,105
Commercial business	—	—	—	—	8,653	8,653	—	—

Construction loans:
One- to four-family	—	—	—	—	7,379	7,379	—	—
Multi-family	—	—	—	—	3,665	3,665	—	—
Non-residential	—	—	—	—	1,161	1,161	—	—

Consumer	20	2	—	22	392	414	—	—

Total	$1,294	$286	$773	$2,353	$179,456	$181,809	$—	$3,175

The following is a summary of past-due and non-accrual loans at December 31, 2011:

	Loans delinquent for:						90 days
			90 days	Total	Total	Total	or more	Non-accrual
	30 - 59 Days	60 - 89 Days	or more	Past Due	Current	Loans	and accruing	Loans
	(In thousands)

Residential loans:
One- to four-family	$431	$175	$391	$997	$61,616	$62,613	$—	$683
Home equity loans and lines of credit	—	—	—	—	17,118	17,118	—	13

Commercial loans:
One- to four-family investment property	—	—	—	—	10,816	10,816	—	—
Multi-family real estate	—	—	—	—	13,037	13,037	—	—
Commercial real estate	314	—	—	314	25,085	25,399	—	—
Commercial business	—	—	—	—	10,137	10,137	—	—

Construction loans:
One- to four-family	—	100	1,168	1,268	10,673	11,941	—	1,168
Multi-family	—	—	—	—	10,656	10,656	—	1,269
Non-residential	—	—	—	—	629	629	—	—

Consumer	4	—	—	4	447	451	—	—

Total	$749	$275	$1,559	$2,583	$160,214	$162,797	$—	$3,133

Schedule of analysis of impaired loans

The following is an analysis of impaired loans at December 31, 2012:

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
	(In thousands)

Impaired loans without a valuation allowance

Residential loans:
One- to four-family	$—	$—	$—	$176	$—
Home equity loans and lines of credit	32	32	—	30	—
Commercial loans:
One- to four-family investment property	—	—	—	—	—
Multi-family real estate	—	—	—	—	—
Commercial real estate	—	—	—	—	—
Commercial business	—	—	—	—	—
Construction loans:
One- to four-family	—	—	—	801	—
Multi-family	—	—	—	344	23
Non-residential	—	—	—	—	—
Consumer	—	—	—	—	—

Total impaired with no related allowance	$32	$32	$—	$1,351	$23

Impaired loans with a valuation allowance

Residential loans:
One- to four-family	$658	$684	$93	$734	$10
Home equity loans and lines of credit	13	13	13	13	1
Commercial loans:
One- to four-family investment property	—	—	—	—	—
Multi-family real estate	—	—	—	—	—
Commercial real estate	2,412	2,519	214	958	19
Commercial business	—	—	—	6	—
Construction loans:
One- to four-family	—	—	—	—	—
Multi-family	—	—	—	—	—
Non-residential	—	—	—	—	—
Consumer	—	—	—	—	—

Total with an allowance recorded	$3,083	$3,216	$320	$1,711	$30

The following is an analysis of impaired loans at December 31, 2011:

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
	(In thousands)

Impaired loans without a valuation allowance

Residential loans:
One- to four-family	$—	$—	$—	$16	$—
Home equity loans and lines of credit	—	—	—	—	—
Commercial loans:
One- to four-family investment property	—	—	—	—	—
Multi-family real estate	—	—	—	—	—
Commercial real estate	314	314	—	145	10
Commercial business	—	—	—	63	42
Construction loans:
One- to four-family	732	732	—	225	—
Multi-family	1,269	1,269	—	448	62
Non-residential	—	—	—	—	—
Consumer	—	—	—	—	—

Total impaired with no related allowance	$2,315	$2,315	$—	$897	$114

Impaired loans with a valuation allowance

Residential loans:
One- to four-family	$898	$898	$185	$297	$7
Home equity loans and lines of credit	13	13	13	182	1
Commercial loans:
One- to four-family investment property	—	—	—	—	—
Multi-family real estate	—	—	—	—	—
Commercial real estate	—	—	—	—	—
Commercial business	—	—	—	—	—
Construction loans:
One- to four-family	436	436	121	226	19
Multi-family	—	—	—	—	—
Non-residential	—	—	—	—	—
Consumer	—	—	—	—	—

Total with an allowance recorded	$1,347	$1,347	$319	$705	$27

Summary of loans modified and classified as troubled debt restructures

	Years Ended December 31,
	2012			2011
		Pre-Modification	Post-Modification		Pre-Modification	Post-Modification
	Number of	Outstanding Recorded	Outstanding Recorded	Number of	Outstanding Recorded	Outstanding Recorded
	Contracts	Investment	Investment	Contracts	Investment	Investment
	(Dollars in thousands)

Residential loans:
One- to four-family	—	$—	$—	—	$—	$—
Home equity loans and lines of credit	1	—	34	—	—	—

Commercial loans:
One- to four-family investment property	—	—	—	—	—	—
Multi-family real estate	—	—	—	—	—	—
Commercial real estate	1	2,105	2,105	1	312	315
Commercial business	—	—	—	—	—	—

Construction loans:
One- to four-family	1	732	767	—	—	—
Multi-family	—	—	—	—	—	—
Non-residential	—	—	—	—	—	—

Consumer	—	—	—	—	—	—

Total troubled debt restructurings	3	$2,837	$2,906	1	$312	$315

Schedule of loans by risk rating

	Residential		Commercial				Construction
	One- to four-family	Home equity loans and lines of credit	One- to four-family investment property	Multi-family real estate	Commercial real estate	Commercial business	One- to four-family	Multi-family	Non- residential	Consumer	Total
	(In thousands)
At December 31, 2012

Classification:
Not formally rated	$94,888	$15,116	$—	$—	$—	$—	$—	$—	$—	$414	$110,418
Pass	—	—	11,355	5,346	29,147	8,486	7,379	3,665	1,161	—	66,539
Special mention	—	—	—	—	—	—	—	—	—	—	—
Substandard	658	444	—	—	3,583	167	—	—	—	—	4,852
Doubtful	—	—	—	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—	—	—	—
Total loans	$95,546	$15,560	$11,355	$5,346	$32,730	$8,653	$7,379	$3,665	$1,161	$414	$181,809

At December 31, 2011

Classification:
Not formally rated	$61,715	$17,105	$—	$—	$—	$—	$—	$—	$—	$451	$79,271
Pass	—	—	10,816	13,037	21,643	9,208	10,773	9,387	139	—	75,003
Special mention	—	—	—	—	458	289	—	—	—	—	747
Substandard	898	13	—	—	3,298	640	1,168	1,269	490	—	7,776
Doubtful	—	—	—	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—	—	—	—
Total loans	$62,613	$17,118	$10,816	$13,037	$25,399	$10,137	$11,941	$10,656	$629	$451	$162,797

Schedule of mortgage servicing rights capitalized and amortized

	Years Ended
	December 31,
	2012	2011
	(In thousands)

Mortgage servicing rights:
Balance at beginning of period	$475	$424
Additions	697	186
Disposals	—	—
Amortization	(262)	(135)
Balance at end of period	910	475

Valuation allowances:
Balance at beginning of period	17	4
Additions	60	55
Recoveries	(57)	(42)
Write-downs	—	—
Balance at end of period	20	17

Mortgage servicing assets, net	$890	$458

Fair value of mortgage servicing assets	$1,099	$493

PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PREMISES AND EQUIPMENT
Summary of premises and equipment

	At December 31,		Estimated
	2012	2011	Useful Lives
	(In thousands)
Premises:
Land	$279	$279
Buildings and improvements	4,867	4,860	5 - 40 years
Equipment	2,282	2,286	3 - 7 years
	7,428	7,425
Less accumulated depreciation and amortization	(3,675)	(3,543)

Premises and equipment, net	$3,753	$3,882

DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2012
DEPOSITS
Summary of deposit balances

	At December 31,
	2012	2011
	(In thousands)

Demand	$19,462	$15,971
On us accounts	1,315	1,318
NOW	29,307	17,122
Money market deposits	48,720	59,846
Regular and other savings	11,856	11,390
Total non-certificate accounts	110,660	105,647

Term certificates less than $100,000	20,437	23,524
Term certificates of $100,000 or more	23,342	21,914
Total certificate accounts	43,779	45,438

Total deposits	$154,439	$151,085

Summary of certificate accounts by maturity

	At December 31,
	2012		2011
		Weighted		Weighted
		Average		Average
	Amount	Rate	Amount	Rate
	(Dollars in thousands)

Within one year	$24,946	0.85%	$27,571	1.27%
Greater than one year to two years	8,477	1.45	9,742	1.36
Greater than two years to three years	4,008	1.58	4,308	1.97
Greater than three years to four years	3,087	2.19	787	1.99
Greater than four years to five years	3,261	1.93	3,030	2.20

Total certificate accounts	$43,779	1.21%	$45,438	1.43%

FEDERAL HOME LOAN BANK ADVANCES (Tables)	12 Months Ended
Dec. 31, 2012
FEDERAL HOME LOAN BANK ADVANCES
Schedule of maturities of advances from FHLB

	At December 31,
	2012		2011
		Weighted		Weighted
		Average		Average
	Amount	Rate	Amount	Rate
	(Dollars in thousands)
Within one year(1)	$7,500	3.33%	$500	1.96%
Greater than one year to two years	3,000	2.50	16,000	3.65
Greater than two years to three years	1,500	2.34	3,500	2.67
Greater than three years to four years	3,500	2.42	1,500	2.95
Greater than four years to five years	4,500	2.70	—	—
After five years(2)	3,600	3.65	3,600	3.65
	23,600	2.95	25,100	3.44

Amortizing advance	—	—	21	4.90

Total long-term FHLB advances	$23,600	2.95%	$25,121	3.44%

(1)   At December 31, 2012, includes a $1,500,000 advance callable by the FHLB prior to maturity on September 9, 2013 with a rate of 2.89%.

(2)   At December 31, 2012, includes a $1,500,000 advance callable by the FHLB prior to maturity on July 17, 2018 with a rate of 3.75%.

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of allocation of federal and state income taxes between current and deferred portions

	Years Ended
	December 31,
	2012	2011
	(In thousands)
Current tax provision:
Federal	$258	$535
State	55	134
	313	669
Deferred tax provision (benefit):
Federal	190	(69)
State	56	(17)
	246	(86)

Total tax provision	$559	$583

Schedule of differences between the statutory federal income tax rate and the effective tax rates

	Years Ended
	December 31,
	2012	2011

Statutory rate	34.0%	34.0%
Increase (decrease) resulting from:
State taxes, net of federal tax benefit	4.9	4.8
Bank-owned life insurance	(2.3)	(2.1)
Stock compensation plans	0.3	(0.3)
Other, net	0.2	0.1

Effective tax rates	37.1%	36.5%

Schedule of components of net deferred tax asset included in other assets

	At December 31,
	2012	2011
	(In thousands)
Deferred tax assets:
Federal	$1,015	$954
State	295	278
	1,310	1,232
Deferred tax liabilities:
Federal	(826)	(549)
State	(203)	(129)
	(1,029)	(678)

Net deferred tax asset	$281	$554

Schedule of tax effects of each item that gives rise to deferred taxes

	At December 31,
	2012	2011
	(In thousands)

Deferred compensation	$468	$429
Net unrealized gain on securities available for sale	(101)	(74)
Depreciation and amortization	(343)	(359)
Allowance for loan losses	713	728
Mortgage servicing rights	(356)	(183)
Other, net	(100)	13

Net deferred tax asset	$281	$554

Summary of the change in the net deferred tax asset

	Years Ended
	December 31,
	2012	2011
	(In thousands)

Balance at beginning of period	$554	$477
Deferred tax (provision) benefit	(246)	86
Deferred tax effects of net unrealized gain on securities available for sale	(27)	(9)

Balance at end of period	$281	$554

MINIMUM REGULATORY CAPITAL REQUIREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
MINIMUM REGULATORY CAPITAL REQUIREMENTS
Schedule of actual capital amounts and ratios

					Minimum
					To Be Well
			Minimum		Capitalized Under
			Capital		Prompt Corrective
	Actual		Requirement		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
At December 31, 2012

Total Capital to Risk Weighted Assets	$26,153	17.9%	$11,694	8.0%	$14,617	10.0%

Tier 1 Capital to Risk Weighted Assets	24,373	16.7	5,847	4.0	8,770	6.0

Tier 1 Capital to Total Assets	24,373	11.5	8,457	4.0	10,571	5.0

					Minimum
					To Be Well
			Minimum		Capitalized Under
			Capital		Prompt Corrective
	Actual		Requirement		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
At December 31, 2011

Total Capital to Risk Weighted Assets	$20,608	14.2%	$11,611	8.0%	$14,513	10.0%

Tier 1 Capital to Risk Weighted Assets	19,105	13.2	5,805	4.0	8,708	6.0

Tier 1 Capital to Average Assets	19,105	9.6	7,993	4.0	9,991	5.0

Tangible Capital to Tangible Assets	19,105	9.6	2,989	1.5	N/A	N/A

EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2012
EMPLOYEE BENEFIT PLANS
Schedule of remaining principal balance payable on ESOP debt
Years Ending
December 31,	Amount
(In thousands)

2013	$66
2014	68
2015	71
2016	73
2017	75
Thereafter	800

$1,153

Schedule of shares by ESOP
	At December 31,
	2012	2011

Allocated	51,406	45,507
Committed to be allocated	7,240	5,899
Unallocated	101,367	20,594
Paid out to participants	(9,268)	(9,240)

Total shares held by ESOP	150,745	62,760

Schedule of weighted-average assumptions used for estimation of fair value of the stock options granted using the Black-Scholes option-pricing model
	2012	2011

Expected dividends	—%	—%
Expected term	6.4 years	6.4 years
Expected volatility	39.00%	35.00%
Risk-free interest rate	1.40%	3.46%

Schedule of activity for stock options

	Stock Options
	2012		2011
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price

Outstanding at beginning of year	29,884	$9.45	17,283	$9.33
Granted	12,597	$9.58	18,722	$9.55
Forfeited	(1,800)	$9.44	(6,121)	$9.44

Outstanding at end of year	40,681	$9.49	29,884	$9.45

Exercisable at end of year	10,406		3,561

Weighted average fair value of options granted during the year	$3.98		$4.21

Schedule of options outstanding and exercisable

Options Outstanding			Options Exercisable
Number	Weighted-Average	Weighted	Number	Weighted
Outstanding	Remaining	Average	Exercisable	Average
as of 12/31/2012	Contractual Life	Exercise Price	as of 12/31/2012	Exercise Price

13,323	7.15 Years	$9.33	6,762	$9.33
14,761	8.15 Years	$9.55	3,644	$9.55
12,597	9.15 Years	9.58	—	$—
40,681	8.13 Years	$9.49	10,406	$9.41

Schedule of activity for non-vested restricted stock

	Non-vested
	Restricted Stock
	2012		2011
	Number of Shares	Weighted Average Grant Date Value	Number of Shares	Weighted Average Grant Date Value

Outstanding at beginning of year	26,322	$8.29	17,283	$7.22
Granted	12,606	$8.68	18,721	$9.02
Forfeited	(1,620)	$8.22	(5,509)	$8.22
Vested	(7,027)	$8.16	(4,173)	$7.22

Outstanding at end of year	30,281	$8.49	26,322	$8.29

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Schedule of financial instruments whose contract amount represent credit risk

	At December 31,
	2012	2011
	(In thousands)

Commitments to grant loans	$20,120	$6,083
Unadvanced funds on home equity lines of credit	9,242	8,980
Unadvanced funds on commercial lines of credit	5,110	2,555
Unadvanced funds on construction loans	8,337	6,473
Unadvanced funds on other unsecured personal lines of credit	449	473
Unadvanced funds on commercial real estate loans	1,137	—
Standby letters of credit	25	125

Schedule of non-cancelable lease agreements pertaining to branch facilities, future minimum rental payments
Years Ending
December 31,	Payments
(In thousands)

2013	$183
2014	183
2015	167
2016	55
2017	55
Thereafter	1,155

Total future minimum rental payments	$1,798

FAIR VALUE OF ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE OF ASSETS AND LIABILITIES
Schedule of assets and liabilities measured at fair value on a recurring basis

				Total
				Assets
	Level 1	Level 2	Level 3	at Fair Value
	(In thousands)
At December 31, 2012

Assets

Securities available for sale
Residential mortgage-backed securities	$—	$8,184	$—	$8,184

At December 31, 2011

Assets

Securities available for sale
Government-sponsored enterprise obligations	$—	$503	$—	$503
Residential mortgage-backed securities	—	3,671	—	3,671
Total securities available for sale	$—	$4,174	$—	$4,174

Schedule of assets measured at fair value on a non-recurring basis
				Assets	Adjustments
	Level 1	Level 2	Level 3	at Fair Value	to Fair Value
	(In thousands)
At December 31, 2012

Impaired loans	$—	$—	$2,763	$2,763	$(320)
Other real estate owned	—	—	203	203	(19)
	$—	$—	$2,966	$2,966	$(339)

				Fair Value	Adjustments
	Level 1	Level 2	Level 3	Adjustments	to Fair Value
	(In thousands)
At December 31, 2011

Impaired loans	$—	$—	$1,028	$1,028	$(319)
Other real estate owned	—	—	30	30	(14)
	$—	$—	$1,058	$1,058	$(333)

Schedule of estimated fair values and related carrying amounts of the Company's financial instruments
	December 31, 2012
	Carrying	Fair Value
	Amount	Level 1	Level 2	Level 3	Total
	(In thousands)
Financial assets:
Cash and cash equivalents	$6,789	$6,789	$—	$—	$6,789
Securities available for sale	8,184	—	8,184	—	8,184
Securities held to maturity	1,594	—	1,731	—	1,731
FHLB stock	2,861	2,861	—	—	2,861
Loans held for sale	2,606	2,642	—	—	2,642
Loans, net	180,599	—	—	193,764	193,764
Accrued interest receivable	617	617	—	—	617
Capitalized mortgage servicing rights	890	—	1,099	—	1,099

Financial liabilities:
Deposits	$154,439	$—	$154,860	$—	$154,860
Long-term FHLB advances	23,600	—	24,100	—	24,100
Mortgagors’ escrow accounts	1,034	1,034	—	—	1,034
Accrued interest payable	60	60	—	—	60

	December 31, 2011
	Carrying	Fair Value
	Amount	Level 1	Level 2	Level 3	Total
	(In thousands)
Financial assets:
Cash and cash equivalents	$19,083	$19,083	$—	$—	$19,083
Securities available for sale	4,174	—	4,174	—	4,174
Securities held to maturity	2,322	—	2,506	—	2,506
FHLB stock	3,111	3,111	—	—	3,111
Loans held for sale	769	780	—	—	780
Loans, net	161,120	—	—	165,806	165,806
Accrued interest receivable	627	627	—	—	627
Capitalized mortgage servicing rights	458	—	493	—	493

Financial liabilities:
Deposits	$151,085	$—	$151,277	$—	$151,277
Securities sold under agreements to repurchase	573	573	—	—	573
Long-term FHLB advances	25,121	—	25,660	—	25,660
Mortgagors’ escrow accounts	730	730	—	—	730
Accrued interest payable	79	79	—	—	79

CONDENSED PARENT COMPANY FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2012
CONDENSED PARENT COMPANY FINANCIAL STATEMENTS
Schedule of condensed balance sheets of parent Company

	At December 31,
	2012	2011
	(In thousands)

ASSETS

Non-interest bearing deposit in the Bank	$4,840	$745
Loan to the Bank for ESOP	1,153	343
Investment in subsidiary	24,556	19,239
Other assets	14	5

Total assets	$30,563	$20,332

LIABILITIES AND STOCKHOLDERS’ EQUITY

Other liabilities	$—	$3
Stockholders’ equity	30,563	20,329

Total liabilities and stockholders’ equity	$30,563	$20,332

Schedule of net income of operations of parent Company

	Years Ended
	December 31,
	2012	2011
	(In thousands)

Interest income on ESOP loan	$33	$54
Non-interest expense	105	65
Loss before income taxes and equity in undistributed net income of the Bank	(72)	(11)
Applicable income tax benefit	29	4

Loss before equity in undistributed net income of subsidiary	(43)	(7)

Equity in undistributed net income of subsidiary	991	1,018

Net income	$948	$1,011

Schedule of condensed statements of cash flows of parent Company

	Years Ended
	December 31,
	2012	2011
	(In thousands)

Cash flows from operating activities:
Net income	$948	$1,011
Adjustments to reconcile net income to net cash provided by operating activities:
Repayment of ESOP loan	85	83
Equity in undistributed income of subsidiary	(991)	(1,018)
Other, net	(28)	(43)
Net cash provided by operating activities	14	33

Cash flows from investing activities:
Capital contribution to the Bank	(4,966)	—
Net cash used by investing activities	(4,966)	—

Cash flows from financing activities:
Net proceeds from issuance of common stock	9,050	—
Purchase of treasury stock	(8)
Cash received from Georgetown Bancorp, MHC due to reorganization	5
Net cash provided by financing activities	9,047	—

Net change in cash and cash equivalents	4,095	33

Cash and cash equivalents at beginning of period	745	712

Cash and cash equivalents at end of period	$4,840	$745

Supplementary information:
Transfer from other assets to ESOP loan with the Bank	$15	$—

QUARTERLY DATA (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2012
QUARTERLY DATA (UNAUDITED)
Summary of consolidated operating results on a quarterly basis

	Years Ended December 31,
	2012				2011
	Fourth	Third	Second	First	Fourth	Third	Second	First
	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter
	(In thousands, except per share data)

Interest and dividend income	$2,288	$2,180	$2,256	$2,321	$2,558	$2,573	$2,777	$2,797
Interest expense	360	379	447	502	519	581	646	670

Net interest income	1,928	1,801	1,809	1,819	2,039	1,992	2,131	2,127
Provision for loan losses	38	67	31	64	124	80	681	64

Net interest income, after provision for loan losses	1,890	1,734	1,778	1,755	1,915	1,912	1,450	2,063
Non-interest income	785	616	329	283	363	203	198	226
Non-interest expenses	1,995	1,958	1,905	1,805	1,606	1,664	1,707	1,759

Income (loss) before income taxes	680	392	202	233	672	451	(59)	530

Income tax provision (benefit)	264	148	67	80	257	167	(39)	198

Net income (loss)	$416	$244	$135	$153	$415	$284	$(20)	$332

Income (loss) per share:
Basic	$0.23	$0.13	$0.07	$0.08	$0.22	$0.15	$(0.01)	$0.17
Diluted	$0.23	$0.13	$0.07	$0.08	$0.22	$0.15	$(0.01)	$0.17

CORPORATE STRUCTURE (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2005	Dec. 31, 2012
Georgetown Bancorp, MHC
Conversion and reorganization to stock holding company
Percentage of common stock owned	56.70%
Second-step exchange ratio		0.72014
The bank
Conversion and reorganization to stock holding company
Percentage of common stock owned	100.00%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 item	Dec. 31, 2011
Federal Home Loan Bank stock
Federal Home Loan Bank stock, at cost	$ 2,861,000				$ 3,111,000				$ 2,861,000	$ 3,111,000
Number of operating segments									0
Loans
Period of past due loans for discontinuance of accrual of interest on loans									90 days
Earnings Per Common Share
Net income available to common stockholders	416,000	244,000	135,000	153,000	415,000	284,000	(20,000)	332,000	948,000	1,011,000
Basic common shares:
Weighted average shares outstanding									1,909,139	1,903,396
Less: Weighted average unallocated ESOP shares									(61,565)	(23,774)
Add: Weighted average unvested restricted stock shares with non-forfeitable dividend rights									29,651	25,543
Basic weighted average common shares outstanding									1,877,225	1,905,165
Dilutive potential common shares									3,498	174
Diluted weighted average common shares outstanding									1,880,723	1,905,339
Basic earnings per share (in dollars per share)	$ 0.23	$ 0.13	$ 0.07	$ 0.08	$ 0.22	$ 0.15	$ (0.01)	$ 0.17	$ 0.51	$ 0.53
Diluted earnings per share (in dollars per share)	$ 0.23	$ 0.13	$ 0.07	$ 0.08	$ 0.22	$ 0.15	$ (0.01)	$ 0.17	$ 0.51	$ 0.53
FHLB
Federal Home Loan Bank stock
FHLB par value stock (in dollars per share)	$ 100								$ 100
Membership stock investment requirement (as a percent)	35.00%								35.00%
FHLB | Overnight advances
Federal Home Loan Bank stock
Activity-Based stock investment requirement (as a percent)	3.00%								3.00%
FHLB | FHLB advances
Federal Home Loan Bank stock
Activity-Based stock investment requirement (as a percent)	4.00%								4.00%
FHLB | Other advances
Federal Home Loan Bank stock
Activity-Based stock investment requirement (as a percent)	4.50%								4.50%
FHLB | Standby letters of credit
Federal Home Loan Bank stock
Activity-Based stock investment requirement (as a percent)	0.50%								0.50%
FHLB | Intermediated derivative contracts
Federal Home Loan Bank stock
Activity-Based stock investment requirement (as a percent)	4.50%								4.50%
FHLB | Minimum
Federal Home Loan Bank stock
Federal Home Loan Bank stock, at cost	10,000								10,000
Maturity period of FHLB advances									2 days
FHLB | Maximum
Federal Home Loan Bank stock
Federal Home Loan Bank stock, at cost	$ 25,000,000								$ 25,000,000
Maturity period of FHLB advances									3 months

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Options to purchase shares granted in February 2010
Earnings per share
Options to purchase shares included in the computation of diluted earnings per share (in shares)	13,323	14,222
Options to purchase shares granted in February 2011
Earnings per share
Options to purchase shares included in the computation of diluted earnings per share (in shares)	14,761
Options to purchase shares not included in the computation of diluted earnings per share (in shares)		15,661
Options to purchase shares granted in February 2012
Earnings per share
Options to purchase shares included in the computation of diluted earnings per share (in shares)	12,597

RESTRICTIONS ON CASH AND AMOUNTS DUE FROM BANKS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
RESTRICTIONS ON CASH AND AMOUNTS DUE FROM BANKS
Average reserve balances on hand or with Federal Reserve Bank	$ 998,000	$ 860,000

SHORT-TERM INVESTMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
SHORT-TERM INVESTMENTS
FHLB Ideal Way	$ 201	$ 2,024
Federal Reserve	3,677
Federal funds sold	683	7,460
Shay Asset Management Fund		1
Short-term investments, total	$ 4,561	$ 9,485

SECURITIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Securities available for sale
Amortized Cost	$ 7,900,000	$ 3,966,000
Gross Unrealized Gains	284,000	208,000
Fair Value	8,184,000	4,174,000
Securities held to maturity
Fair Value	1,731,000	2,506,000
Available for sale securities sold	0	0
Government-sponsored enterprise obligations
Securities available for sale
Amortized Cost		502,000
Gross Unrealized Gains		1,000
Fair Value		503,000
Residential mortgage-backed securities
Securities available for sale
Amortized Cost	7,900,000	3,464,000
Gross Unrealized Gains	284,000	207,000
Fair Value	8,184,000	3,671,000
Securities held to maturity
Amortized Cost	1,594,000	2,322,000
Gross Unrealized Gains	137,000	184,000
Fair Value	$ 1,731,000	$ 2,506,000

SECURITIES (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 item	Dec. 31, 2011 item
SECURITIES
Number of available-for-sale securities in unrealized loss position	0	0
Residential mortgage-backed securities
Available for Sale, Amortized cost
Securities without single maturity date	7,900
Available for Sale, Fair Value
Securities without single maturity date	8,184
Held to maturity, Amortized Cost
Securities without single maturity date	1,594
Held to Maturity, Fair Value
Securities without single maturity date	1,731

LOANS AND SERVICING (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans
Total loans	$ 181,809	$ 162,797
Other items:
Net deferred loan costs	570	147
Allowance for loan losses	(1,780)	(1,824)	(1,651)
Total loans, net	180,599	161,120
Residential loans:
Loans
Total loans	111,106	79,731
One- to four- family, residential loans
Loans
Total loans	95,546	62,613
Other items:
Allowance for loan losses	(378)	(346)	(233)
Home equity loans and lines of credit
Loans
Total loans	15,560	17,118
Other items:
Allowance for loan losses	(254)	(341)	(320)
Commercial loans:
Loans
Total loans	58,084	59,389
One-to-four family investment property
Loans
Total loans	11,355	10,816
Other items:
Allowance for loan losses	(62)	(59)	(60)
Multi-family real estate
Loans
Total loans	5,346	13,037
Other items:
Allowance for loan losses	(40)	(98)	(106)
Commercial real estate
Loans
Total loans	32,730	25,399
Other items:
Allowance for loan losses	(668)	(400)	(431)
Commercial business
Loans
Total loans	8,653	10,137
Other items:
Allowance for loan losses	(159)	(234)	(304)
Construction loans:
Loans
Total loans	12,205	23,226
One-to-four family, construction loans
Loans
Total loans	7,379	11,941
Other items:
Allowance for loan losses	(149)	(228)	(93)
Multi-family
Loans
Total loans	3,665	10,656
Other items:
Allowance for loan losses	(34)	(98)	(83)
Non-residential
Loans
Total loans	1,161	629
Other items:
Allowance for loan losses	(25)	(11)	(6)
Consumer
Loans
Total loans	414	451
Other items:
Allowance for loan losses	$ (11)	$ (9)	$ (15)

LOANS AND SERVICING (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
LOANS AND SERVICING
Beginning Balance				$ 1,824				$ 1,651	$ 1,824	$ 1,651
Provision for loan losses	38	67	31	64	124	80	681	64	200	949
Recoveries									142	12
Charge-offs									(386)	(788)
Ending Balance	$ 1,780				$ 1,824				$ 1,780	$ 1,824

LOANS AND SERVICING (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Allowance for loan losses
Beginning Balance				$ 1,824				$ 1,651	$ 1,824	$ 1,651
Charge-offs									(386)	(788)
Recoveries									142	12
Provision (benefit)	38	67	31	64	124	80	681	64	200	949
Ending Balance	1,780				1,824				1,780	1,824
Ending balance: individually evaluated for impairment	320				319				320	319
Ending balance: collectively evaluated for impairment	1,460				1,505				1,460	1,505
Loans
Ending balance	181,809				162,797				181,809	162,797
Ending balance: individually evaluated for impairment	3,115				3,662				3,115	3,662
Ending balance: collectively evaluated for impairment	178,694				159,135				178,694	159,135
Residential loans:
Loans
Ending balance	111,106				79,731				111,106	79,731
One- to four- family, residential loans
Allowance for loan losses
Beginning Balance				346				233	346	233
Charge-offs									(144)
Recoveries									137	9
Provision (benefit)									39	104
Ending Balance	378				346				378	346
Ending balance: individually evaluated for impairment	93				185				93	185
Ending balance: collectively evaluated for impairment	285				161				285	161
Loans
Ending balance	95,546				62,613				95,546	62,613
Ending balance: individually evaluated for impairment	658				898				658	898
Ending balance: collectively evaluated for impairment	94,888				61,715				94,888	61,715
Home equity loans and lines of credit
Allowance for loan losses
Beginning Balance				341				320	341	320
Charge-offs										(741)
Provision (benefit)									(87)	762
Ending Balance	254				341				254	341
Ending balance: individually evaluated for impairment	13				13				13	13
Ending balance: collectively evaluated for impairment	241				328				241	328
Loans
Ending balance	15,560				17,118				15,560	17,118
Ending balance: individually evaluated for impairment	45				13				45	13
Ending balance: collectively evaluated for impairment	15,515				17,105				15,515	17,105
Commercial loans:
Loans
Ending balance	58,084				59,389				58,084	59,389
One-to-four family investment property
Allowance for loan losses
Beginning Balance				59				60	59	60
Provision (benefit)									3	(1)
Ending Balance	62				59				62	59
Ending balance: collectively evaluated for impairment	62				59				62	59
Loans
Ending balance	11,355				10,816				11,355	10,816
Ending balance: collectively evaluated for impairment	11,355				10,816				11,355	10,816
Multi-family real estate
Allowance for loan losses
Beginning Balance				98				106	98	106
Provision (benefit)									(58)	(8)
Ending Balance	40				98				40	98
Ending balance: collectively evaluated for impairment	40				98				40	98
Loans
Ending balance	5,346				13,037				5,346	13,037
Ending balance: collectively evaluated for impairment	5,346				13,037				5,346	13,037
Commercial real estate
Allowance for loan losses
Beginning Balance				400				431	400	431
Charge-offs										(10)
Provision (benefit)									268	(21)
Ending Balance	668				400				668	400
Ending balance: individually evaluated for impairment	214								214
Ending balance: collectively evaluated for impairment	454				400				454	400
Loans
Ending balance	32,730				25,399				32,730	25,399
Ending balance: individually evaluated for impairment	2,412				314				2,412	314
Ending balance: collectively evaluated for impairment	30,318				25,085				30,318	25,085
Commercial business
Allowance for loan losses
Beginning Balance				234				304	234	304
Charge-offs									(13)	(3)
Recoveries										1
Provision (benefit)									(62)	(68)
Ending Balance	159				234				159	234
Ending balance: collectively evaluated for impairment	159				234				159	234
Loans
Ending balance	8,653				10,137				8,653	10,137
Ending balance: collectively evaluated for impairment	8,653				10,137				8,653	10,137
Construction loans:
Loans
Ending balance	12,205				23,226				12,205	23,226
One-to-four family, construction loans
Allowance for loan losses
Beginning Balance				228				93	228	93
Charge-offs									(191)
Provision (benefit)									112	135
Ending Balance	149				228				149	228
Ending balance: individually evaluated for impairment					121					121
Ending balance: collectively evaluated for impairment	149				107				149	107
Loans
Ending balance	7,379				11,941				7,379	11,941
Ending balance: individually evaluated for impairment					1,168					1,168
Ending balance: collectively evaluated for impairment	7,379				10,773				7,379	10,773
Multi-family
Allowance for loan losses
Beginning Balance				98				83	98	83
Provision (benefit)									(64)	15
Ending Balance	34				98				34	98
Ending balance: collectively evaluated for impairment	34				98				34	98
Loans
Ending balance	3,665				10,656				3,665	10,656
Ending balance: individually evaluated for impairment					1,269					1,269
Ending balance: collectively evaluated for impairment	3,665				9,387				3,665	9,387
Non-residential
Allowance for loan losses
Beginning Balance				11				6	11	6
Provision (benefit)									14	5
Ending Balance	25				11				25	11
Ending balance: collectively evaluated for impairment	25				11				25	11
Loans
Ending balance	1,161				629				1,161	629
Ending balance: collectively evaluated for impairment	1,161				629				1,161	629
Consumer
Allowance for loan losses
Beginning Balance				9				15	9	15
Charge-offs									(38)	(34)
Recoveries									5	2
Provision (benefit)									35	26
Ending Balance	11				9				11	9
Ending balance: collectively evaluated for impairment	11				9				11	9
Loans
Ending balance	414				451				414	451
Ending balance: collectively evaluated for impairment	$ 414				$ 451				$ 414	$ 451

LOANS AND SERVICING (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Past-due and non-accrual loans
Loans delinquent for: 30 - 59 Days	$ 1,294	$ 749
Loans delinquent for: 60 - 89 Days	286	275
Loans delinquent for: 90 days or more	773	1,559
Total Past Due	2,353	2,583
Total Current	179,456	160,214
Total Loans	181,809	162,797
Non-accrual Loans	3,175	3,133
Residential loans:
Past-due and non-accrual loans
Total Loans	111,106	79,731
One- to four- family, residential loans
Past-due and non-accrual loans
Loans delinquent for: 30 - 59 Days		431
Loans delinquent for: 60 - 89 Days	284	175
Loans delinquent for: 90 days or more	374	391
Total Past Due	658	997
Total Current	94,888	61,616
Total Loans	95,546	62,613
Non-accrual Loans	658	683
Home equity loans and lines of credit
Past-due and non-accrual loans
Loans delinquent for: 30 - 59 Days	16
Loans delinquent for: 90 days or more	399
Total Past Due	415
Total Current	15,145	17,118
Total Loans	15,560	17,118
Non-accrual Loans	412	13
Commercial loans:
Past-due and non-accrual loans
Total Loans	58,084	59,389
One-to-four family investment property
Past-due and non-accrual loans
Total Current	11,355	10,816
Total Loans	11,355	10,816
Multi-family real estate
Past-due and non-accrual loans
Total Current	5,346	13,037
Total Loans	5,346	13,037
Commercial real estate
Past-due and non-accrual loans
Loans delinquent for: 30 - 59 Days	1,258	314
Total Past Due	1,258	314
Total Current	31,472	25,085
Total Loans	32,730	25,399
Non-accrual Loans	2,105
Commercial business
Past-due and non-accrual loans
Total Current	8,653	10,137
Total Loans	8,653	10,137
Construction loans:
Past-due and non-accrual loans
Total Loans	12,205	23,226
One-to-four family, construction loans
Past-due and non-accrual loans
Loans delinquent for: 60 - 89 Days		100
Loans delinquent for: 90 days or more		1,168
Total Past Due		1,268
Total Current	7,379	10,673
Total Loans	7,379	11,941
Non-accrual Loans		1,168
Multi-family
Past-due and non-accrual loans
Total Current	3,665	10,656
Total Loans	3,665	10,656
Non-accrual Loans		1,269
Non-residential
Past-due and non-accrual loans
Total Current	1,161	629
Total Loans	1,161	629
Consumer
Past-due and non-accrual loans
Loans delinquent for: 30 - 59 Days	20	4
Loans delinquent for: 60 - 89 Days	2
Total Past Due	22	4
Total Current	392	447
Total Loans	$ 414	$ 451

LOANS AND SERVICING (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Recorded Investment
Impaired loans without a valuation allowance	$ 32	$ 2,315
Impaired loans with a valuation allowance	3,083	1,347
Unpaid Principal Balance
Impaired loans without a valuation allowance	32	2,315
Impaired loans with a valuation allowance	3,216	1,347
Related Allowance
Impaired loans with a valuation allowance	320	319
Average Recorded Investment
Impaired loans without a valuation allowance	1,351	897
Impaired loans with a valuation allowance	1,711	705
Interest Income Recognized
Impaired loans without a valuation allowance	23	114
Impaired loans with a valuation allowance	30	27
One- to four- family, residential loans
Recorded Investment
Impaired loans with a valuation allowance	658	898
Unpaid Principal Balance
Impaired loans with a valuation allowance	684	898
Related Allowance
Impaired loans with a valuation allowance	93	185
Average Recorded Investment
Impaired loans without a valuation allowance	176	16
Impaired loans with a valuation allowance	734	297
Interest Income Recognized
Impaired loans with a valuation allowance	10	7
Home equity loans and lines of credit
Recorded Investment
Impaired loans without a valuation allowance	32
Impaired loans with a valuation allowance	13	13
Unpaid Principal Balance
Impaired loans without a valuation allowance	32
Impaired loans with a valuation allowance	13	13
Related Allowance
Impaired loans with a valuation allowance	13	13
Average Recorded Investment
Impaired loans without a valuation allowance	30
Impaired loans with a valuation allowance	13	182
Interest Income Recognized
Impaired loans with a valuation allowance	1	1
Commercial real estate
Recorded Investment
Impaired loans without a valuation allowance		314
Impaired loans with a valuation allowance	2,412
Unpaid Principal Balance
Impaired loans without a valuation allowance		314
Impaired loans with a valuation allowance	2,519
Related Allowance
Impaired loans with a valuation allowance	214
Average Recorded Investment
Impaired loans without a valuation allowance		145
Impaired loans with a valuation allowance	958
Interest Income Recognized
Impaired loans without a valuation allowance		10
Impaired loans with a valuation allowance	19
Commercial business
Average Recorded Investment
Impaired loans without a valuation allowance		63
Impaired loans with a valuation allowance	6
Interest Income Recognized
Impaired loans without a valuation allowance		42
One-to-four family, construction loans
Recorded Investment
Impaired loans without a valuation allowance		732
Impaired loans with a valuation allowance		436
Unpaid Principal Balance
Impaired loans without a valuation allowance		732
Impaired loans with a valuation allowance		436
Related Allowance
Impaired loans with a valuation allowance		121
Average Recorded Investment
Impaired loans without a valuation allowance	801	225
Impaired loans with a valuation allowance		226
Interest Income Recognized
Impaired loans with a valuation allowance		19
Multi-family
Recorded Investment
Impaired loans without a valuation allowance		1,269
Unpaid Principal Balance
Impaired loans without a valuation allowance		1,269
Average Recorded Investment
Impaired loans without a valuation allowance	344	448
Interest Income Recognized
Impaired loans without a valuation allowance	$ 23	$ 62

LOANS AND SERVICING (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2012 loan	Dec. 31, 2011 loan
Loans modified and classified as troubled debt restructures
Number of Contracts	3	1
Pre-modification outstanding recorded investment	$ 2,837,000	$ 312,000
Post-modification outstanding in recorded investment	2,906,000	315,000
Commitments to lend additiional funds to borrowers with modified loans	0
Number of TDR contracts that subsequently defaulted	0	1
TDR's that subsequently defaulted, recorded investment		313,000
Home equity loans and lines of credit
Loans modified and classified as troubled debt restructures
Number of Contracts	1
Post-modification outstanding in recorded investment	34,000
Loan loss recovery attributable to refinancing of the first mortgage	133,000
Commercial real estate
Loans modified and classified as troubled debt restructures
Number of Contracts	1	1
Pre-modification outstanding recorded investment	2,105,000	312,000
Post-modification outstanding in recorded investment	2,105,000	315,000
Interest payment period of modified loans	1 year
One-to-four family, construction loans
Loans modified and classified as troubled debt restructures
Number of Contracts	1
Pre-modification outstanding recorded investment	732,000
Post-modification outstanding in recorded investment	767,000
Additional funds to complete the project and allow time for the sale of the property	$ 35,000

LOANS AND SERVICING (Details 7) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 grade	Dec. 31, 2011
Loans by risk rating
Total Loans	$ 181,809	$ 162,797
Internal Loan Rating System
Number of grades in internal loan rating system	9
Not formally rated
Loans by risk rating
Total Loans	110,418	79,271
Pass
Loans by risk rating
Total Loans	66,539	75,003
Pass | Minimum of range
Internal Loan Rating System
Grade assigned in internal loan rating system	1
Pass | Maximum of range
Internal Loan Rating System
Grade assigned in internal loan rating system	5
Special mention
Loans by risk rating
Total Loans		747
Internal Loan Rating System
Grade assigned in internal loan rating system	6
Substandard
Loans by risk rating
Total Loans	4,852	7,776
Internal Loan Rating System
Grade assigned in internal loan rating system	7
Doubtful
Internal Loan Rating System
Grade assigned in internal loan rating system	8
Loss
Internal Loan Rating System
Grade assigned in internal loan rating system	9
Residential loans:
Loans by risk rating
Total Loans	111,106	79,731
One- to four- family, residential loans
Loans by risk rating
Total Loans	95,546	62,613
One- to four- family, residential loans | Not formally rated
Loans by risk rating
Total Loans	94,888	61,715
One- to four- family, residential loans | Substandard
Loans by risk rating
Total Loans	658	898
Home equity loans and lines of credit
Loans by risk rating
Total Loans	15,560	17,118
Home equity loans and lines of credit | Not formally rated
Loans by risk rating
Total Loans	15,116	17,105
Home equity loans and lines of credit | Substandard
Loans by risk rating
Total Loans	444	13
Commercial loans:
Loans by risk rating
Total Loans	58,084	59,389
One-to four-family investment property
Loans by risk rating
Total Loans	11,355	10,816
One-to four-family investment property | Pass
Loans by risk rating
Total Loans	11,355	10,816
Multi-family real estate
Loans by risk rating
Total Loans	5,346	13,037
Multi-family real estate | Pass
Loans by risk rating
Total Loans	5,346	13,037
Commercial real estate
Loans by risk rating
Total Loans	32,730	25,399
Commercial real estate | Pass
Loans by risk rating
Total Loans	29,147	21,643
Commercial real estate | Special mention
Loans by risk rating
Total Loans		458
Commercial real estate | Substandard
Loans by risk rating
Total Loans	3,583	3,298
Commercial business
Loans by risk rating
Total Loans	8,653	10,137
Commercial business | Pass
Loans by risk rating
Total Loans	8,486	9,208
Commercial business | Special mention
Loans by risk rating
Total Loans		289
Commercial business | Substandard
Loans by risk rating
Total Loans	167	640
Construction loans:
Loans by risk rating
Total Loans	12,205	23,226
One-to four-family, construction loans
Loans by risk rating
Total Loans	7,379	11,941
One-to four-family, construction loans | Pass
Loans by risk rating
Total Loans	7,379	10,773
One-to four-family, construction loans | Substandard
Loans by risk rating
Total Loans		1,168
Multi-family
Loans by risk rating
Total Loans	3,665	10,656
Multi-family | Pass
Loans by risk rating
Total Loans	3,665	9,387
Multi-family | Substandard
Loans by risk rating
Total Loans		1,269
Non-residential
Loans by risk rating
Total Loans	1,161	629
Non-residential | Pass
Loans by risk rating
Total Loans	1,161	139
Non-residential | Substandard
Loans by risk rating
Total Loans		490
Consumer
Loans by risk rating
Total Loans	414	451
Consumer | Not formally rated
Loans by risk rating
Total Loans	$ 414	$ 451

LOANS AND SERVICING (Details 8) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loans serviced for others
Unpaid principal balances of mortgage loans serviced for others not included in the accompanying consolidated balance sheets	$ 96,842,000	$ 57,948,000
Moving average term of U.S. Treasury rate used to estimate the discount rate in order to determine the fair value of servicing rights (in years)	10 years
Percentage added to the moving average 10-year U.S. Treasury rate to estimate the discount rate used to determine the fair value of servicing rights	5.00%
Mortgage servicing rights capitalized and amortized
Balance at beginning of period	475,000	424,000
Additions	697,000	186,000
Amortization	(262,000)	(135,000)
Balance at end of period	910,000	475,000
Valuation allowances:
Balance at beginning of period	17,000	4,000
Additions	60,000	55,000
Recoveries	(57,000)	(42,000)
Balance at end of period	20,000	17,000
Mortgage servicing assets, net	890,000	458,000
Fair value of mortgage servicing assets	$ 1,099,000	$ 493,000

PREMISES AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of premises and equipment
Premises and equipment, gross	$ 7,428	$ 7,425
Less accumulated depreciation and amortization	(3,675)	(3,543)
Premises and equipment, net	3,753	3,882
Depreciation and amortization expense	274	265
Land
Summary of premises and equipment
Premises and equipment, gross	279	279
Buildings and improvements
Summary of premises and equipment
Premises and equipment, gross	4,867	4,860
Buildings and improvements | Minimum
Summary of premises and equipment
Estimated Useful Lives	5 years	5 years
Buildings and improvements | Maximum
Summary of premises and equipment
Estimated Useful Lives	40 years	40 years
Equipment
Summary of premises and equipment
Premises and equipment, gross	$ 2,282	$ 2,286
Equipment | Minimum
Summary of premises and equipment
Estimated Useful Lives	3 years	3 years
Equipment | Maximum
Summary of premises and equipment
Estimated Useful Lives	7 years	7 years

DEPOSITS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
DEPOSITS
Demand	$ 19,462,000	$ 15,971,000
On us accounts	1,315,000	1,318,000
NOW	29,307,000	17,122,000
Money market deposits	48,720,000	59,846,000
Regular and other savings	11,856,000	11,390,000
Total non-certificate accounts	110,660,000	105,647,000
Term certificates less than $100,000	20,437,000	23,524,000
Term certificates of $100,000 or more	23,342,000	21,914,000
Total certificate accounts	43,779,000	45,438,000
Total deposits	154,439,000	151,085,000
Amount
Within one year	24,946,000	27,571,000
Greater than one year to two years	8,477,000	9,742,000
Greater than two years to three years	4,008,000	4,308,000
Greater than three years to four years	3,087,000	787,000
Greater than four years to five years	3,261,000	3,030,000
Total certificate accounts	43,779,000	45,438,000
Weighted Average Rate
Within one year (as a percent)	0.85%	1.27%
Greater than one year to two years (as a percent)	1.45%	1.36%
Greater than two years to three years (as a percent)	1.58%	1.97%
Greater than three years to four years (as a percent)	2.19%	1.99%
Greater than four years to five years (as a percent)	1.93%	2.20%
Total certificate accounts (as a percent)	1.21%	1.43%
Brokered certificate accounts	$ 696,000	$ 996,000

SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE (Details) (USD $)	Dec. 31, 2011
SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE
Securities sold under agreements to repurchase	$ 573,000
Fair value of collateral to secure securities sold under agreements to repurchase	$ 1,484,000
Weighted average interest rate on securities sold under agreements to repurchase (as a percent)	0.50%

FEDERAL HOME LOAN BANK ADVANCES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank advances
Short-term Federal Home Loan Bank advances	$ 0	$ 0
Line-of-credit with FHLB	2,000,000
Amounts outstanding	0	0
Amount
Within one year	7,500,000	500,000
Greater than one year to two years	3,000,000	16,000,000
Greater than two years to three years	1,500,000	3,500,000
Greater than three years to four years	3,500,000	1,500,000
Greater than four years to five years	4,500,000
After five years	3,600,000	3,600,000
Total FHLB advances before Amortizing advance	23,600,000	25,100,000
Amortizing advance		21,000
Total long-term FHLB Advances	23,600,000	25,121,000
Weighted Average Rate
Within one year (as a percent)	3.33%	1.96%
Greater than one year to two years (as a percent)	2.50%	3.65%
Greater than two years to three years (as a percent)	2.34%	2.67%
Greater than three years to four years (as a percent)	2.42%	2.95%
Greater than four years to five years (as a percent)	2.70%
After five years (as a percent)	3.65%	3.65%
Total FHLB advances before Amortizing advance (as a percent)	2.95%	3.44%
Amortizing advance (as a percent)		4.90%
Total long-term FHLB Advances (as a percent)	2.95%	3.44%
Advance callable by FHLB maturing on September 9, 2013
Weighted Average Rate
Advances callable by FHLB prior to maturity	1,500,000
Advances callable by FHLB prior to maturity, weighted average rate (as a percent)	2.89%
Advance callable by FHLB maturing on July 17, 2018
Weighted Average Rate
Advances callable by FHLB prior to maturity	1,500,000
Advances callable by FHLB prior to maturity, weighted average rate (as a percent)	3.75%
First mortgage loans on owner-occupied residential property
Federal Home Loan Bank advances
Amount of qualified collateral pledged on FHLB boston advances	83,623,000	52,502,000
Mortgage-backed securities
Federal Home Loan Bank advances
Amount of qualified collateral pledged on FHLB boston advances	$ 9,900,000	$ 5,176,000

INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current tax provision:
Federal									$ 258	$ 535
State									55	134
Total current tax provision									313	669
Deferred tax provision (benefit):
Federal									190	(69)
State									56	(17)
Total deferred tax provision (benefit)									246	(86)
Total tax provision	264	148	67	80	257	167	(39)	198	559	583
Difference between statutory federal income tax rate and effective tax rates
Statutory rate (as a percent)									34.00%	34.00%
Increase (decrease) resulting from:
State taxes, net of federal tax benefit (as a percent)									4.90%	4.80%
Bank-owned life insurance (as a percent)									(2.30%)	(2.10%)
Stock compensation plans (as a percent)									0.30%	(0.30%)
Other, net (as a percent)									0.20%	0.10%
Effective tax rates (as a percent)									37.10%	36.50%
Deferred tax assets:
Total deferred tax assets	1,310				1,232				1,310	1,232
Deferred tax liabilities:
Total deferred tax liabilities	(1,029)				(678)				(1,029)	(678)
Net deferred tax asset	281				554				281	554	477
Federal
Deferred tax assets:
Total deferred tax assets	1,015				954				1,015	954
Deferred tax liabilities:
Total deferred tax liabilities	(826)				(549)				(826)	(549)
State
Deferred tax assets:
Total deferred tax assets	295				278				295	278
Deferred tax liabilities:
Total deferred tax liabilities	$ (203)				$ (129)				$ (203)	$ (129)

INCOME TAXES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Tax effects of item which gives rise to deferred taxes
Deferred compensation	$ 468	$ 429
Net unrealized gain on securities available for sale	(101)	(74)
Depreciation and amortization	(343)	(359)
Allowance for loan losses	713	728
Mortgage servicing rights	(356)	(183)
Other, net	(100)	13
Net deferred tax asset	281	554
Summary of change in net deferred tax asset
Balance at beginning of period	554	477
Deferred tax (provision) benefit	(246)	86
Deferred tax effects of net unrealized gain on securities available for sale	(27)	(9)
Balance at end of period	$ 281	$ 554

INCOME TAXES (Details 3) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Reserve for loan losses	Dec. 31, 2012 Reserve for loan losses Federal Income Tax
Deferred tax liability not provided
Federal income tax reserve for loan losses at the company's base year	$ 1,780,000	$ 1,824,000	$ 1,651,000		$ 723,000
Percentage of amount actually used for purposes other than to absorb loan losses, limited to the amount of the reserve, that would be subject to taxation				150.00%
Deferred tax liability not provided				289,000
Uncertain tax positions related to federal and state income tax matters	$ 0	$ 0

MINIMUM REGULATORY CAPITAL REQUIREMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 The bank	Dec. 31, 2011 The bank
Total Capital to Risk Weighted Assets, Amount
Actual		$ 26,153	$ 20,608
Minimum Capital Requirement		11,694	11,611
Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions		14,617	14,513
Total Capital to Risk Weighted Assets, Ratio
Actual (as a percent)		17.90%	14.20%
Minimum Capital Requirement (as a percent)		8.00%	8.00%
Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions (as a percent)		10.00%	10.00%
Tier 1 Capital to Risk Weighted Assets, Amount
Actual		24,373	19,105
Minimum Capital Requirement		5,847	5,805
Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions		8,770	8,708
Tier 1 Capital to Risk Weighted Assets, Ratio
Actual (as a percent)		16.70%	13.20%
Minimum Capital Requirement (as a percent)		4.00%	4.00%
Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions (as a percent)		6.00%	6.00%
Tier 1 Capital to Average Assets, Amount
Actual			19,105
Minimum Capital Requirement			7,993
Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions			9,991
Tier 1 Capital to Average Assets, Ratio
Actual (as a percent)			9.60%
Minimum Capital Requirement (as a percent)			4.00%
Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions (as a percent)			5.00%
Tier 1 Capital to Total Assets, Amount
Actual		24,373
Minimum Capital Requirement		8,457
Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions		10,571
Tier 1 Capital to Total Assets, Ratio
Actual (as a percent)		11.50%
Minimum Capital Requirement (as a percent)		4.00%
Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions (as a percent)		5.00%
Tangible Capital to Tangible Assets, Amount
Actual			19,105
Minimum Capital Requirement			$ 2,989
Tangible Capital to Tangible Assets, Ratio
Actual (as a percent)			9.60%
Minimum Capital Requirement (as a percent)			1.50%
Other capital restrictions
Number of previous years retained net income considered for dividend payment	2 years

EMPLOYEE BENEFIT PLANS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011
EMPLOYEE BENEFIT PLANS
Minimum employee age required to participate in the plan	21
Period an employee is required to be employed to participate in the plan	1 year
Minimum hours an employee is required to work per year to participate in the plan	1000 hours
Minimum voluntary contributions by participating employees (as a percent)	1.00%
Maximum voluntary contributions by participating employees (as a percent)	75.00%
Employer matching contribution (as a percent)	50.00%
Percentage of base compensation matched by employer	3.00%
Maximum discretionary contribution by employer as a percentage of employee's salary	3.00%
Expense attributable to 401(k) plan	$ 146,000	$ 110,000
Incentive compensation expense	182,000	68,000
Expense attributable to executive supplemental retirement agreements	97,000	111,000
Employee Stock Ownership Plan
Minimum employee age required to participate in the plan	21
Period of service to be completed to participate in the plan	1 year
Amount borrowed for the purpose of purchasing shares of the entity's common stock under ESOP loan agreement	1,237,000
Number of remaining annual principal and interest payments	14
Annual principal and interest on ESOP loan agreement	104,000
Remaining principal balance payable on the ESOP debt
Years Ending 2013	66,000
Years Ending 2014	68,000
Years Ending 2015	71,000
Years Ending 2016	73,000
Years Ending 2017	75,000
Thereafter	800,000
Total	1,153,000
Shares held by ESOP
Allocated (in shares)	51,406	45,507
Committed to be allocated (in shares)	7,240	5,899
Unallocated (in shares)	101,367	20,594
Paid out to participants (in shares)	(9,268)	(9,240)
Total shares held by ESOP	150,745	62,760
Fair value of unallocated ESOP shares	1,110,000	207,000
Dividends paid	$ 0

EMPLOYEE BENEFIT PLANS (Details 2)	0 Months Ended	12 Months Ended
	Feb. 22, 2012	Dec. 31, 2012	Dec. 31, 2011
Share-based compensation plan
Shares authorized		180,035
Maximum term of options		10 years
Stock options
Share-based compensation plan
Options granted (in shares)	12,597	12,597	18,722
Weighted-average assumptions of fair value of stock options
Expected term		6 years 4 months 24 days	6 years 4 months 24 days
Expected volatility (as a percent)		39.00%	35.00%
Risk-free interest rate (as a percent)		1.40%	3.46%
Stock options | Directors and officers
Share-based compensation plan
Vesting period		3 years
Stock options | Maximum
Share-based compensation plan
Specified number of share awards allowed before stock repurchases are used to fund additional awards		98,000
Restricted stock award
Share-based compensation plan
Restricted stock granted (in shares)	12,606	12,606	18,721
Restricted stock award | Directors and officers
Share-based compensation plan
Vesting period		5 years
Restricted stock award | Maximum
Share-based compensation plan
Specified number of share awards allowed before stock repurchases are used to fund additional awards		39,200

EMPLOYEE BENEFIT PLANS (Details 3) (Stock Options, USD $)	0 Months Ended	12 Months Ended
	Feb. 22, 2012	Dec. 31, 2012	Dec. 31, 2011
Stock Options
Number of Shares
Outstanding at beginning of year (in shares)		29,884	17,283
Granted (in shares)	12,597	12,597	18,722
Forfeited (in shares)		(1,800)	(6,121)
Outstanding at end of period (in shares)		40,681	29,884
Exercisable at end of period (in shares)		10,406	3,561
Weighted Average Exercise Price
Outstanding at beginning of year (in dollars per share)		$ 9.45	$ 9.33
Granted (in dollars per share)		$ 9.58	$ 9.55
Forfeited (in dollars per share)		$ 9.44	$ 9.44
Outstanding at end of period (in dollars per share)		$ 9.49	$ 9.45
Weighted average fair value of options granted during the period (in dollars per share)		$ 3.98	$ 4.21

EMPLOYEE BENEFIT PLANS (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Options Outstanding
Number Outstanding at the end of the period (in shares)	40,681	41,498
Weighted-Average Remaining Contractual Life	8 years 1 month 17 days	8 years 8 months 1 day
Weighted Average Exercise Price (in dollars per share)	$ 9.49	$ 6.8
Options Exercisable
Number Exercisable at the end of the period (in shares)	10,406	4,946
Weighted Average Exercise Price (in dollars per share)	$ 9.41	$ 6.72
Exercise Price one
Options Outstanding
Number Outstanding at the end of the period (in shares)	13,323	19,750
Weighted-Average Remaining Contractual Life	7 years 1 month 24 days	8 years 1 month 24 days
Weighted Average Exercise Price (in dollars per share)	$ 9.33	$ 6.72
Options Exercisable
Number Exercisable at the end of the period (in shares)	6,762	4,946
Weighted Average Exercise Price (in dollars per share)	$ 9.33	$ 6.72
Exercise Price two
Options Outstanding
Number Outstanding at the end of the period (in shares)	14,761	21,748
Weighted-Average Remaining Contractual Life	8 years 1 month 24 days	9 years 1 month 24 days
Weighted Average Exercise Price (in dollars per share)	$ 9.55	$ 6.88
Options Exercisable
Number Exercisable at the end of the period (in shares)	3,644
Weighted Average Exercise Price (in dollars per share)	$ 9.55
Exercise Price three
Options Outstanding
Number Outstanding at the end of the period (in shares)	12,597
Weighted-Average Remaining Contractual Life	9 years 1 month 24 days
Weighted Average Exercise Price (in dollars per share)	$ 9.58

EMPLOYEE BENEFIT PLANS (Details 5) (USD $)	0 Months Ended	12 Months Ended
	Feb. 22, 2012	Dec. 31, 2012	Dec. 31, 2011
Additional Disclosures
Weighted average period for recognition of share-based compensation		3 years 1 month 6 days	3 years
Stock Options
Additional Disclosures
Unrecognized share-based compensation expense related to non-vested options (in dollars)		$ 81,000
Share-based compensation expense recognized (in dollars)		35,000	25,000
Tax benefit from recognized compensation expense (in dollars)		7,000	4,000
Non-vested Restricted Stock
Number of Shares
Outstanding at beginning of year (in shares)		26,322	17,283
Granted (in shares)	12,606	12,606	18,721
Forfeited (in shares)		(1,620)	(5,509)
Vested (in shares)		(7,027)	(4,173)
Outstanding at end of period (in shares)		30,281	26,322
Weighted Average Grant Date Value
Outstanding at beginning of year (in dollars per share)		$ 8.29	$ 7.22
Granted (in dollars per share)		$ 8.68	$ 9.02
Forfeited (in dollars per share)		$ 8.22	$ 8.22
Vested (in dollars per share)		$ 8.16	$ 7.22
Outstanding at end of period (in dollars per share)		$ 8.49	$ 8.29
Additional Disclosures
Unrecognized share-based compensation expense related to non-vested restricted stock (in dollars)		183,000
Share-based compensation expense recognized (in dollars)		81,000	56,000
Tax benefit from recognized compensation expense (in dollars)		$ 32,000	$ 22,000

COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 loan item	Dec. 31, 2011
Loan commitments
Commitments to grant loans	$ 20,120	$ 6,083
Lease commitments
2013	183
2014	183
2015	167
2016	55
2017	55
Thereafter	1,155
Total future minimum rental payments	1,798
Number of leases having option to extend lease period	1
Extended additional term of operating lease	10 years
Rental expense	189	195
Employment agreements
Employment agreements with Chief Executive Officer and Chief Financial Officer, initial term	36 months
Number of officers with whom change in control agreements are entered	4
Change in control agreements, period	12 months
Home equity lines of credit
Loan commitments
Unadvanced funds on loan	9,242	8,980
Commercial lines of credit
Loan commitments
Unadvanced funds on loan	5,110	2,555
Construction loans
Loan commitments
Unadvanced funds on loan	8,337	6,473
Other unsecured personal lines of credit
Loan commitments
Unadvanced funds on loan	449	473
Commercial real estate loans
Loan commitments
Unadvanced funds on loan	1,137
Standby letters of credit
Loan commitments
Letters of credit	$ 25	$ 125
Standby letters of credit | Maximum
Loan commitments
Term of letters of credit	1 year

LOANS TO RELATED PARTIES (Details) (Executive Officers and Directors and their affiliates, USD $)	12 Months Ended
Dec. 31, 2012
Executive Officers and Directors and their affiliates
Loans to related parties
Total loans to executive officers and directors and their affiliates	$ 4,500,000
Principal payments during the year	1,006,000
Principal advances during the year	$ 1,308,000

DERIVATIVE FINANCIAL INSTRUMENTS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Commitments to originate loan
Mortgage loan commitments
Derivatives amount	$ 8,171,000	$ 2,825,000
Forward commitments
Mortgage loan commitments
Derivatives amount	$ 10,777,000	$ 3,594,000

FAIR VALUE OF ASSETS AND LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Capitalized mortgage servicing rights
Moving average term of U.S. Treasury rate used to estimate the discount rate in order to determine the fair value of servicing rights	10 years
Percentage added to the moving average 10-year U.S. Treasury rate to estimate the discount rate used to determine the fair value of servicing rights	5.00%
Short-term FHLB advances
Maturity period of short-term FHLB advances	90 days
Assets measured at fair value on a recurring basis
Securities available for sale	$ 8,184	$ 4,174
Government-sponsored enterprise obligations
Assets measured at fair value on a recurring basis
Securities available for sale		503
Residential mortgage-backed securities
Assets measured at fair value on a recurring basis
Securities available for sale	8,184	3,671
Level 2
Assets measured at fair value on a recurring basis
Securities available for sale	8,184	4,174
Total Assets at Fair Value
Assets measured at fair value on a recurring basis
Securities available for sale	8,184	4,174
Recurring basis | Level 2
Assets measured at fair value on a recurring basis
Securities available for sale		4,174
Recurring basis | Level 2 | Government-sponsored enterprise obligations
Assets measured at fair value on a recurring basis
Securities available for sale		503
Recurring basis | Level 2 | Residential mortgage-backed securities
Assets measured at fair value on a recurring basis
Securities available for sale	8,184	3,671
Recurring basis | Total Assets at Fair Value
Assets measured at fair value on a recurring basis
Securities available for sale		4,174
Recurring basis | Total Assets at Fair Value | Government-sponsored enterprise obligations
Assets measured at fair value on a recurring basis
Securities available for sale		503
Recurring basis | Total Assets at Fair Value | Residential mortgage-backed securities
Assets measured at fair value on a recurring basis
Securities available for sale	$ 8,184	$ 3,671

FAIR VALUE OF ASSETS AND LIABILITIES (Details 2) (Non-recurring basis, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair value measurements
Liabilities at fair value	$ 0	$ 0
Adjustments to Fair Value	(339,000)	(333,000)
Impaired Loans
Fair value measurements
Adjustments to Fair Value	(320,000)	(319,000)
Other Real Estate Owned
Fair value measurements
Adjustments to Fair Value	(19,000)	(14,000)
Level 3
Fair value measurements
Assets at Fair Value	2,966,000	1,058,000
Level 3 | Impaired Loans
Fair value measurements
Assets at Fair Value	2,763,000	1,028,000
Level 3 | Other Real Estate Owned
Fair value measurements
Assets at Fair Value	203,000	30,000
Assets at Fair Value
Fair value measurements
Assets at Fair Value	2,966,000	1,058,000
Assets at Fair Value | Impaired Loans
Fair value measurements
Assets at Fair Value	2,763,000	1,028,000
Assets at Fair Value | Other Real Estate Owned
Fair value measurements
Assets at Fair Value	$ 203,000	$ 30,000

FAIR VALUE OF ASSETS AND LIABILITIES (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial assets:
Securities available for sale	$ 8,184	$ 4,174
Financial liabilities:
Mortgagor's escrow accounts	1,034	730
Level 1
Financial assets:
Cash and cash equivalents	6,789	19,083
FHLB stock	2,861	3,111
Loans held for sale	2,642	780
Accrued interest receivable	617	627
Financial liabilities:
Securities sold under agreements to repurchase		573
Mortgagor's escrow accounts	1,034	730
Accrued interest payable	60	79
Level 2
Financial assets:
Securities available for sale	8,184	4,174
Securities held to maturity	1,731	2,506
Capitalized mortgage servicing rights	1,099	493
Financial liabilities:
Deposits	154,860	151,277
Long-term FHLB advances	24,100	25,660
Level 3
Financial assets:
Loans, net	193,764	165,806
Total
Financial assets:
Cash and cash equivalents	6,789	19,083
Securities available for sale	8,184	4,174
Securities held to maturity	1,731	2,506
FHLB stock	2,861	3,111
Loans held for sale	2,642	780
Loans, net	193,764	165,806
Accrued interest receivable	617	627
Capitalized mortgage servicing rights	1,099	493
Financial liabilities:
Deposits	154,860	151,277
Securities sold under agreements to repurchase		573
Long-term FHLB advances	24,100	25,660
Mortgagor's escrow accounts	1,034	730
Accrued interest payable	60	79
Carrying Amount
Financial assets:
Cash and cash equivalents	6,789	19,083
Securities available for sale	8,184	4,174
Securities held to maturity	1,594	2,322
FHLB stock	2,861	3,111
Loans held for sale	2,606	769
Loans, net	180,599	161,120
Accrued interest receivable	617	627
Capitalized mortgage servicing rights	890	458
Financial liabilities:
Deposits	154,439	151,085
Securities sold under agreements to repurchase		573
Long-term FHLB advances	23,600	25,121
Mortgagor's escrow accounts	1,034	730
Accrued interest payable	$ 60	$ 79

CONDENSED PARENT COMPANY FINANCIAL STATEMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Other assets	$ 1,384	$ 1,199
Total assets	211,602	199,375
LIABILITIES AND STOCKHOLDERS' EQUITY
Stockholders' equity	30,563	20,329	19,169
Total liabilities and stockholders' equity	211,602	199,375
Parent
ASSETS
Non-interest bearing deposit in the Bank	4,840	745
Loan to the Bank ESOP	1,153	343
Investment in subsidiary	24,556	19,239
Other assets	14	5
Total assets	30,563	20,332
LIABILITIES AND STOCKHOLDERS' EQUITY
Other liabilities		3
Stockholders' equity	30,563	20,329
Total liabilities and stockholders' equity	$ 30,563	$ 20,332

CONDENSED PARENT COMPANY FINANCIAL STATEMENTS (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Condensed statements of operations of parent Company
Non-interest expense	$ 1,995	$ 1,958	$ 1,905	$ 1,805	$ 1,606	$ 1,664	$ 1,707	$ 1,759	$ 7,663	$ 6,736
Income before income taxes	680	392	202	233	672	451	(59)	530	1,507	1,594
Applicable income tax benefit	(264)	(148)	(67)	(80)	(257)	(167)	39	(198)	(559)	(583)
Net income	416	244	135	153	415	284	(20)	332	948	1,011
Parent
Condensed statements of operations of parent Company
Interest income ESOP loan									33	54
Non-interest expense									105	65
Income before income taxes									(72)	(11)
Applicable income tax benefit									29	4
Loss before equity in undistributed net income of subsidiary									(43)	(7)
Equity in undistributed net income of subsidiary									991	1,018
Net income									$ 948	$ 1,011

CONDENSED PARENT COMPANY FINANCIAL STATEMENTS (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 416	$ 244	$ 135	$ 153	$ 415	$ 284	$ (20)	$ 332	$ 948	$ 1,011
Adjustments to reconcile net income to net cash provided by operating activities:
Net cash (used) provided by operating activities									(367)	2,224
Cash flows from investing activities:
Net cash (used) provided by investing activities									(22,537)	20,288
Cash flows from financing activities:
Net proceeds from issuance of common stock									9,050
Purchase of treasury stock									(8)	(2)
Cash received from Georgetown Bancorp, MHC due to reorganization									5
Net cash provided (used) by financing activities									10,610	(6,727)
Net change in cash and cash equivalents									(12,294)	15,785
Cash and cash equivalents at beginning of period				19,083				3,298	19,083	3,298
Cash and cash equivalents at end of period	6,789				19,083				6,789	19,083
Parent
Cash flows from operating activities:
Net income									948	1,011
Adjustments to reconcile net income to net cash provided by operating activities:
Repayment of ESOP loan									85	83
Equity in undistributed income of subsidiary									(991)	(1,018)
Other, net									(28)	(43)
Net cash (used) provided by operating activities									14	33
Cash flows from investing activities:
Capital contribution to the Bank									(4,966)
Net cash (used) provided by investing activities									(4,966)
Cash flows from financing activities:
Net proceeds from issuance of common stock									9,050
Purchase of treasury stock									(8)
Cash received from Georgetown Bancorp, MHC due to reorganization									5
Net cash provided (used) by financing activities									9,047
Net change in cash and cash equivalents									4,095	33
Cash and cash equivalents at beginning of period				745				712	745	712
Cash and cash equivalents at end of period	4,840				745				4,840	745
Supplementary information:
Transfer from other assets to ESOP loan with the Bank									$ 15

QUARTERLY DATA (UNAUDITED) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
QUARTERLY DATA (UNAUDITED)
Interest and dividend income	$ 2,288	$ 2,180	$ 2,256	$ 2,321	$ 2,558	$ 2,573	$ 2,777	$ 2,797	$ 9,045	$ 10,705
Interest expense	360	379	447	502	519	581	646	670	1,688	2,416
Net interest and dividend income	1,928	1,801	1,809	1,819	2,039	1,992	2,131	2,127	7,357	8,289
Provision for loan losses	38	67	31	64	124	80	681	64	200	949
Net interest income, after provision for loan losses	1,890	1,734	1,778	1,755	1,915	1,912	1,450	2,063
Non-interest income	785	616	329	283	363	203	198	226	2,013	990
Non-interest expenses	1,995	1,958	1,905	1,805	1,606	1,664	1,707	1,759	7,663	6,736
Income before income taxes	680	392	202	233	672	451	(59)	530	1,507	1,594
Income tax provision (benefit)	264	148	67	80	257	167	(39)	198	559	583
Net income	$ 416	$ 244	$ 135	$ 153	$ 415	$ 284	$ (20)	$ 332	$ 948	$ 1,011
Income (loss) per share:
Basic (in dollars per share)	$ 0.23	$ 0.13	$ 0.07	$ 0.08	$ 0.22	$ 0.15	$ (0.01)	$ 0.17	$ 0.51	$ 0.53
Diluted (in dollars per share)	$ 0.23	$ 0.13	$ 0.07	$ 0.08	$ 0.22	$ 0.15	$ (0.01)	$ 0.17	$ 0.51	$ 0.53